T. ROWE PRICE QM U.S. BOND ETF

July 31, 2026 Unaudited

PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 6.1%
Car Loan 2.0%
Ally Bank Auto Credit-Linked Notes, Series 2025-A, Class A2, 4.452%, 6/15/33 (1)	869	867
Ally Bank Auto Credit-Linked Notes, Series 2025-B, Class A2, 4.305%, 9/15/33 (1)	1,016	1,011
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class A2, 4.582%, 3/15/34 (1)	1,370	1,367
Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class B, 4.709%, 3/15/34 (1)	223	223
ARI Fleet Lease Trust, Series 2025-A, Class A3, 4.46%, 1/17/34 (1)	1,255	1,252
ARI Fleet Lease Trust, Series 2026-A, Class A2, 3.96%, 11/15/34 (1)	310	308
ARI Fleet Lease Trust, Series 2026-A, Class A3, 4.09%, 11/15/34 (1)	110	108
Avis Budget Rental Car Funding AESOP, Series 2025-3A, Class A, 4.17%, 2/20/30 (1)	385	379
Bridgecrest Lending Auto Securitization Trust, Series 2026-1, Class A3, 4.04%, 12/17/29	755	752
Bridgecrest Lending Auto Securitization Trust, Series 2026-2, Class A3, 4.27%, 1/15/30	325	324
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 2/15/29	65	66
CarMax Auto Owner Trust, Series 2025-4, Class A4, 4.08%, 6/16/31	560	553
Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.33%, 2/10/28	45	44
Carvana Auto Receivables Trust, Series 2023-N1, Class C, 5.92%, 7/10/29 (1)	189	189
Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.64%, 1/10/30	31	31
Carvana Auto Receivables Trust, Series 2024-P4, Class A4, 4.74%, 12/10/30	65	65
Carvana Auto Receivables Trust, Series 2025-N1, Class A3, 4.91%, 8/10/29 (1)	490	492
Carvana Auto Receivables Trust, Series 2025-P1, Class B, 4.98%, 5/12/31	1,550	1,551
Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.75%, 6/10/31	1,340	1,336
Carvana Auto Receivables Trust, Series 2025-P4, Class A4, 4.25%, 11/10/31	775	763
Carvana Auto Receivables Trust, Series 2026-P1, Class A4, 4.35%, 7/12/32	3,650	3,603
Carvana Auto Receivables Trust, Series 2026-P1, Class B, 4.76%, 7/12/32	810	802
Carvana Auto Receivables Trust, Series 2026-P2, Class A3, 4.77%, 4/10/31	985	987
Carvana Auto Receivables Trust, Series 2026-P2, Class A4, 4.91%, 8/10/32	2,456	2,464
Carvana Auto Receivables Trust, Series 2026-P2, Class B, 5.19%, 8/10/32	265	266
Chase Auto Credit Linked Notes, Series 2026-1, Class B, 4.938%, 7/25/34 (1)	600	600
Chase Auto Owner Trust, Series 2025-1A, Class A3, 4.29%, 6/25/30 (1)	1,135	1,133
Enterprise Fleet Financing, Series 2023-2, Class A2, 5.56%, 4/22/30 (1)	5	5
Enterprise Fleet Financing, Series 2024-4, Class A2, 4.69%, 7/20/27 (1)	17	17
Enterprise Fleet Financing, Series 2024-4, Class A4, 4.70%, 6/20/31 (1)	50	50
Enterprise Fleet Financing, Series 2025-3, Class A3, 4.46%, 9/20/29 (1)	1,330	1,326
Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.74%, 1/16/29	361	361
Exeter Automobile Receivables Trust, Series 2025-4A, Class B, 4.40%, 5/15/30	1,000	998
Exeter Automobile Receivables Trust, Series 2026-3A, Class A3, 4.47%, 7/15/30	1,430	1,429
Exeter Select Automobile Receivables Trust, Series 2025-1, Class B, 4.87%, 8/15/31	990	992
Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, 8/15/30	880	879
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35 (1)	100	100
Ford Credit Floorplan Master Owner Trust A, Series 2026-2, Class A, 4.60%, 5/15/33	2,765	2,742
Ford Credit Floorplan Master Owner Trust A, Series 2026-2, Class B, 4.85%, 5/15/33	230	229
GM Financial Automobile Leasing Trust, Series 2025-1, Class A4, 4.70%, 2/20/29	250	251
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3, 4.62%, 12/17/29	39	39
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A4, 4.73%, 8/16/30	45	45
GMF Floorplan Owner Revolving Trust, Series 2025-1A, Class B, 4.79%, 3/15/29 (1)	1,400	1,402

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
GMF Floorplan Owner Revolving Trust, Series 2025-2A, Class B, 4.91%, 3/15/30 (1)	1,370	1,372
Huntington Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.957%, 3/21/33 (1)	232	232
Hyundai Auto Receivables Trust, Series 2026-A, Class B, 4.10%, 12/15/32	485	474
Navistar Financial Dealer Note Master Owner Trust II, Series 2025-1, Class A, 4.18%, 9/25/30 (1)	765	762
Santander Bank Auto Credit-Linked Notes, Series 2026-A, Class B, 4.806%, 7/17/34 (1)	585	583
Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.62%, 11/15/28	9	9
Santander Drive Auto Receivables Trust, Series 2024-5, Class B, 4.63%, 8/15/29	60	60
Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.74%, 1/16/29	35	35
Santander Drive Auto Receivables Trust, Series 2026-1, Class B, 4.07%, 4/15/32	1,170	1,156
Santander Drive Auto Receivables Trust, Series 2026-1, Class A3, 3.93%, 7/15/30	785	779
SBNA Auto Lease Trust, Series 2025-A, Class A3, 4.83%, 4/20/28 (1)	338	339
SBNA Auto Lease Trust, Series 2025-A, Class A4, 4.87%, 7/20/29 (1)	510	511
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A4, 4.83%, 12/20/30 (1)	405	406
SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.11%, 2/20/31 (1)	405	408
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A4, 4.07%, 1/20/32 (1)	765	746
SFS Auto Receivables Securitization Trust, Series 2026-1A, Class B, 4.27%, 6/21/32 (1)	650	635
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class B, 4.47%, 7/20/29 (1)	415	414
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A4, 4.29%, 6/20/29 (1)	905	902
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A4, 4.41%, 4/22/30 (1)	525	521
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class B, 4.61%, 4/22/30 (1)	285	283
US Bank, Series 2023-1, Class B, 6.789%, 8/25/32 (1)	23	23
Wheels Fleet Lease Funding, Series 2026-1, Class A2A, 4.30%, 4/18/39 (1)	1,290	1,287
Wheels Fleet Lease Funding 1, Series 2025-1A, Class A1, 4.57%, 1/18/40 (1)	1,121	1,121
		45,459
Home Equity 0.2%
ACHM Trust, Series 2026-HE1, Class A, 5.82%, 8/25/56 (1)	2,540	2,542
FIGRE Trust, Series 2026-HF3, Class A1A, FRN, SOFR30A + 1.40%, 5.016%, 3/25/56 (1)	1,126	1,120
FIGRE Trust, Series 2026-HF7, Class A, FRN, SOFR30A + 1.30%, 4.916%, 7/25/56 (1)	1,680	1,681
		5,343
Other Asset-Backed Securities 3.7%
720 East IV, Series 2024-1A, Class A1R, CLO, FRN, 3M TSFR + 1.26%, 4.932%, 7/15/39 (1)	3,075	3,077
Abry Liquid Credit, Series 2026-3A, Class A1, CLO, FRN, 3M TSFR + 1.23%, 4.959%, 4/20/39 (1)	1,835	1,833
Affirm Asset Securitization Trust, Series 2026-X1, Class B, 4.59%, 4/15/31 (1)	100	100
Affirm Asset Securitization Trust, Series 2026-X1, Class A, 4.27%, 4/15/31 (1)	520	519
Affirm Master Trust, Series 2025-2A, Class A, 4.67%, 7/15/33 (1)	2,395	2,399
Affirm Master Trust, Series 2026-2A, Class A, 4.67%, 4/16/35 (1)	3,155	3,135
Affirm Master Trust, Series 2026-3A, Class A, 4.78%, 8/15/34 (1)	1,775	1,775
Affirm Master Trust, Series 2026-3A, Class B, 5.03%, 8/15/34 (1)	335	335
AGL 10, Series 2021-10A, Class A1R2, CLO, FRN, 3M TSFR + 1.17%, 4.923%, 4/15/39 (1)	3,210	3,216

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AGL 13, Series 2021-13A, Class A1R, CLO, FRN, 3M TSFR + 1.10%, 4.829%, 10/20/34 (1)	3,435	3,435
Anchorage Capital, Series 2026-22A, Class AR4, CLO, FRN, 3M TSFR + 1.23%, 4.959%, 1/20/39 (1)	865	866
Apex Credit 13, Series 2025-13A, Class A1, CLO, FRN, 3M TSFR + 1.35%, 5.083%, 1/22/39 (1)	2,580	2,587
Ares Loan Funding IX, Series 2025-ALF9A, Class A1, FRN, 3M TSFR + 1.18%, 4.933%, 3/31/38 (1)	950	949
Atlas Senior Loan Fund XXII, Series 2023-22A, Class A1R, FRN, 3M TSFR + 1.30%, 5.029%, 4/20/39 (1)	495	496
Atlas Senior Loan Fund XXIII, Series 2024-23AR, Class A1R, FRN, 3M TSFR + 1.28%, 5.103%, 7/20/37 (1)	5,765	5,765
Barings, Series 2021-3A, Class B1R, CLO, FRN, 3M TSFR + 1.63%, 5.359%, 1/18/35 (1)	1,695	1,698
Barings, Series 2023-4A, Class A1R, CLO, FRN, 3M TSFR + 1.17%, 4.899%, 1/20/39 (1)	890	889
Battalion XXV, Series 2024-25A, Class BR, CLO, FRN, 3M TSFR + 1.75%, 5.479%, 3/13/37 (1)	1,900	1,905
Benefit Street Partners, Series 2015-6BR, Class A1R, FRN, 3M TSFR + 1.18%, 4.909%, 4/20/38 (1)	1,260	1,260
Clarus Capital Funding, Series 2024-1A, Class A2, 4.71%, 8/20/32 (1)	26	27
CyrusOne Data Centers Issuer I, Series 2024-2A, Class A2, 4.50%, 5/20/49 (1)	170	164
Dell Equipment Finance Trust, Series 2026-1A, Class A3, 4.32%, 12/22/31 (1)	770	767
Dext ABS, Series 2025-1, Class A3, 4.77%, 8/15/35 (1)	1,550	1,553
DLLAA, Series 2023-1A, Class A3, 5.64%, 2/22/28 (1)	25	25
DLLAA, Series 2023-1A, Class A4, 5.73%, 10/20/31 (1)	70	71
Elara HGV Timeshare Issuer, Series 2023-A, Class A, 6.16%, 2/25/38 (1)	40	41
Elara HGV Timeshare Issuer, Series 2023-A, Class B, 6.53%, 2/25/38 (1)	40	41
Eldridge, Series 2025-2A, Class A1, CLO, FRN, 3M TSFR + 1.28%, 5.009%, 1/20/39 (1)	3,105	3,110
Fortress Credit BSL XIX, Series 2023-2A, Class A1R, FRN, 3M TSFR + 1.35%, 5.125%, 7/24/36 (1)	3,825	3,826
Goto Foods Funding, Series 2026-1A, Class A2, 6.854%, 4/30/56 (1)	3,510	3,497
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class A3, 4.76%, 9/16/30 (1)	415	415
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class A4, 4.96%, 5/16/33 (1)	645	649
GreatAmerica Leasing Receivables Funding, Series 2026-1, Class B, 5.14%, 5/16/33 (1)	310	308
Halseypoint, Series 2022-6A, Class A1R, FRN, 3M TSFR + 1.35%, 5.079%, 1/20/38 (1)	1,285	1,286
Hilton Grand Vacations Trust, Series 2025-2A, Class A, 4.54%, 5/25/44 (1)	557	554
HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (1)	1,750	1,761
Madison Park Funding XXXV, Series 2019-35A, Class A1R2, FRN, 3M TSFR + 1.22%, 4.949%, 2/13/39 (1)	4,060	4,065
Midocean Credit XV, Series 2024-15AR, Class A1R, CLO, FRN, 3M TSFR + 1.25%, 4.984%, 7/21/39 (1)	2,385	2,384
Neuberger Berman Loan Advisers, Series 2021-43A, Class AR, FRN, 3M TSFR + 1.05%, 4.80%, 7/17/36 (1)	1,250	1,250
Neuberger Berman Loan Advisers, Series 2022-48A, Class A1R, FRN, 3M TSFR + 1.09%, 4.90%, 4/25/36 (1)	3,580	3,580
NMEF Funding, Series 2025-A, Class A2, 4.72%, 7/15/32 (1)	169	169
NMEF Funding, Series 2026-A, Class A3, 4.20%, 2/15/34 (1)	185	183
NMEF Funding, Series 2026-A, Class B, 4.48%, 2/15/34 (1)	120	118
Octane Receivables Trust, Series 2024-1A, Class A2, 5.68%, 5/20/30 (1)	15	15
Octane Receivables Trust, Series 2024-RVM1, Class A, 5.01%, 1/22/46 (1)	652	656
Octane Receivables Trust, Series 2025-RVM1, Class A, 4.48%, 12/20/46 (1)	890	884

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
PEAC Solutions Receivables, Series 2024-1A, Class A2, 5.79%, 6/21/27 (1)	180	180
PEAC Solutions Receivables, Series 2025-1A, Class A2, 4.94%, 10/20/28 (1)	175	176
PEAC Solutions Receivables, Series 2026-1A, Class A3, 4.39%, 7/20/33 (1)	985	977
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90%, 5/15/31 (1)	86	86
Post Road Equipment Finance, Series 2026-1A, Class A2, 4.47%, 1/18/33 (1)	685	683
Progress Residential Trust, Series 2022-SFR2, Class A, 2.95%, 4/17/27 (1)	615	606
Progress Residential Trust, Series 2024-SFR5, Class A, 3.00%, 8/17/41 (1)	99	93
Progress Residential Trust, Series 2025-SFR5, Class A, 3.85%, 10/17/42 (1)	493	467
Regatta XVI Funding, Series 2019-2A, Class A1R2, FRN, 3M TSFR + 1.19%, 4.943%, 4/15/39 (1)	700	700
Rockford Tower, Series 2022-1A, Class A1R, FRN, 3M TSFR + 1.20%, 4.929%, 7/20/35 (1)	3,560	3,561
SCF Equipment Trust, Series 2025-1A, Class A2, 4.82%, 7/22/30 (1)	19	19
SCF Equipment Trust, Series 2025-1A, Class A3, 5.11%, 11/21/33 (1)	100	101
Sierra Timeshare Receivables Funding, Series 2025-2A, Class A, 4.72%, 4/20/44 (1)	419	416
Signal Peak, Series 2021-10A, Class A1R, FRN, 3M TSFR + 1.19%, 4.965%, 1/24/38 (1)	2,100	2,103
Symphony 37, Series 2022-37A, Class AR2, CLO, FRN, 3M TSFR + 1.13%, 4.859%, 1/20/37 (1)	1,530	1,531
Symphony XXXI, Series 2022-31A, Class AR, CLO, FRN, 3M TSFR + 1.17%, 4.903%, 1/22/38 (1)	555	556
THL Credit Wind River, Series 2019-3A, Class AR3, FRN, 3M TSFR + 1.20%, 4.953%, 1/15/38 (1)	660	661
Trestles VIII, Series 2025-8A, Class A1R, CLO, FRN, 3M TSFR + 1.23%, 4.93%, 7/20/39 (1)	1,890	1,889
Tricon Residential Trust, Series 2022-SFR1, Class A, 3.856%, 4/17/39 (1)	1,750	1,735
Trinitas VII, Series 2017-7A, Class A1R2, CLO, FRN, 3M TSFR + 1.06%, 4.87%, 1/25/35 (1)	905	905
Verdant Receivables, Series 2023-1A, Class A2, 6.24%, 1/13/31 (1)	38	38
Verdant Receivables, Series 2025-1A, Class B, 5.37%, 5/12/33 (1)	100	100
Wingspire Equipment Finance, Series 2025-1A, Class A2, 4.33%, 9/20/33 (1)	213	213
		85,434
Student Loan 0.2%
Bayview Opportunity Master Fund VII, Series 2025-EDU1, Class A, FRN, SOFR30A + 1.30%, 4.916%, 7/27/48 (1)	752	749
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (1)	18	18
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A, 2.46%, 11/15/68 (1)	52	50
Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.51%, 10/15/71 (1)	703	710
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.50%, 1/18/56 (1)	832	814
Navient Refinance Loan Trust, Series 2026-A, Class A, 4.86%, 9/15/56 (1)	752	742
Navient Refinance Loan Trust, Series 2026-B, Class A, 5.07%, 6/15/56 (1)	1,615	1,608
Nelnet Student Loan Trust, Series 2021-BA, Class AFX, 1.42%, 4/20/62 (1)	293	278
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32%, 4/20/62 (1)	25	24
Nelnet Student Loan Trust, Series 2021-DA, Class AFX, 1.63%, 4/20/62 (1)	36	34
		5,027
Total Asset-Backed Securities (Cost $141,500)		141,263

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 30.2%
FINANCIAL INSTITUTIONS 11.1%
Banking 6.6%
Ally Financial, 2.20%, 11/2/28	35	33
Ally Financial, VR, 6.848%, 1/3/30 (2)	680	704
American Express, VR, 4.918%, 7/20/33 (2)	630	621
Banco Bilbao Vizcaya Argentaria, 5.127%, 3/3/36	600	572
Banco Bilbao Vizcaya Argentaria, 5.381%, 3/13/29	400	405
Banco Bilbao Vizcaya Argentaria, VR, 6.138%, 9/14/28 (2)	800	813
Banco Santander, 3.49%, 5/28/30	3,600	3,403
Banco Santander, 4.867%, 4/15/31	600	591
Banco Santander, 5.439%, 7/15/31	400	405
Banco Santander, VR, 5.552%, 3/14/28 (2)	1,200	1,206
Banco Santander, 5.565%, 1/17/30	600	609
Banco Santander, 5.588%, 8/8/28	600	609
Banco Santander, VR, 6.527%, 11/7/27 (2)	600	603
Bank Leumi Le-Israel BM, 5.343%, 6/29/29 (1)(3)	1,300	1,305
Bank of America, VR, 1.898%, 7/23/31 (2)	280	248
Bank of America, VR, 1.922%, 10/24/31 (2)	240	211
Bank of America, VR, 2.551%, 2/4/28 (2)	130	129
Bank of America, VR, 2.572%, 10/20/32 (2)	65	57
Bank of America, VR, 2.592%, 4/29/31 (2)	310	284
Bank of America, VR, 2.676%, 6/19/41 (2)	530	373
Bank of America, VR, 2.831%, 10/24/51 (2)	110	65
Bank of America, VR, 3.705%, 4/24/28 (2)	120	119
Bank of America, VR, 3.824%, 1/20/28 (2)	345	344
Bank of America, VR, 3.846%, 3/8/37 (2)	280	257
Bank of America, VR, 4.078%, 4/23/40 (2)	1,040	886
Bank of America, VR, 4.244%, 4/24/38 (2)	15	13
Bank of America, VR, 4.271%, 7/23/29 (2)	2,230	2,211
Bank of America, VR, 4.376%, 4/27/28 (2)	130	130
Bank of America, VR, 4.571%, 4/27/33 (2)	2,330	2,256
Bank of America, VR, 5.202%, 4/25/29 (2)	2,300	2,319
Bank of America, VR, 5.468%, 1/23/35 (2)	900	903
Bank of America, VR, 5.819%, 9/15/29 (2)	450	459
Bank of America, 5.875%, 2/7/42	15	15
Bank of America, VR, 5.933%, 9/15/27 (2)	360	361
Bank of America, 7.75%, 5/14/38	800	927
Bank of Montreal, Series J, VR, 4.439%, 1/14/32 (2)	1,360	1,324
Bank of Montreal, Series J, VR, 5.298%, 6/2/37 (2)	1,460	1,428
Bank of New York Mellon, VR, 3.442%, 2/7/28 (2)	810	806
Bank of New York Mellon, VR, 3.992%, 6/13/28 (2)	240	239
Bank of New York Mellon, VR, 5.606%, 7/21/39 (2)	120	120
Bank of New York Mellon, VR, 5.834%, 10/25/33 (2)	220	228
Bank of New York Mellon, VR, 6.317%, 10/25/29 (2)	1,110	1,148
Bank of New York Mellon, VR, 6.474%, 10/25/34 (2)	600	642

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Barclays, VR, 2.279%, 11/24/27 (2)	200	199
Barclays, VR, 4.911%, 6/26/30 (2)	1,100	1,094
Barclays, VR, 5.335%, 9/10/35 (2)	600	584
Barclays, VR, 5.674%, 3/12/28 (2)	1,400	1,408
Barclays, VR, 5.69%, 3/12/30 (2)	990	1,006
Barclays, VR, 7.437%, 11/2/33 (2)	2,050	2,258
BBVA Mexico Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.25%, 9/10/29	700	701
CaixaBank, VR, 6.84%, 9/13/34 (1)(2)	600	643
Capital One Financial, VR, 2.359%, 7/29/32 (2)	50	43
Capital One Financial, 3.65%, 5/11/27	155	154
Capital One Financial, VR, 4.927%, 5/10/28 (2)	220	220
Capital One Financial, VR, 5.268%, 5/10/33 (2)	110	109
Capital One Financial, VR, 5.884%, 7/26/35 (2)	1,260	1,273
Capital One Financial, VR, 7.149%, 10/29/27 (2)	220	221
Citigroup, VR, 2.666%, 1/29/31 (2)	140	129
Citigroup, VR, 3.07%, 2/24/28 (2)	1,390	1,379
Citigroup, VR, 3.785%, 3/17/33 (2)	260	242
Citigroup, VR, 3.878%, 1/24/39 (2)	1,600	1,356
Citigroup, VR, 3.887%, 1/10/28 (2)	560	558
Citigroup, VR, 3.98%, 3/20/30 (2)	60	59
Citigroup, 4.65%, 7/30/45	15	13
Citigroup, VR, 4.91%, 5/24/33 (2)	520	512
Citigroup, VR, 5.411%, 9/19/39 (2)	200	194
Citigroup, VR, 5.449%, 6/11/35 (2)	860	859
Citigroup, 5.875%, 1/30/42	2,115	2,110
Citigroup, VR, 6.27%, 11/17/33 (2)	260	274
Commonwealth Bank of Australia, 4.577%, 11/27/26	320	320
Cooperatieve Rabobank UA, 5.25%, 5/24/41	120	115
Credit Agricole, VR, 4.656%, 1/12/32 (1)(2)	1,320	1,287
Danske Bank, VR, 4.298%, 4/1/28 (1)(2)	200	200
Danske Bank, VR, 4.662%, 3/27/29 (1)(2)	600	599
Danske Bank, VR, 5.705%, 3/1/30 (1)(2)	600	610
Fifth Third Bancorp, VR, 4.566%, 4/29/32 (2)	1,780	1,729
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (2)	30	30
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (2)	945	972
Fifth Third Bancorp, 8.25%, 3/1/38	300	358
Goldman Sachs Group, VR, 1.542%, 9/10/27 (2)	140	140
Goldman Sachs Group, VR, 1.948%, 10/21/27 (2)	465	462
Goldman Sachs Group, VR, 2.615%, 4/22/32 (2)	150	133
Goldman Sachs Group, VR, 2.64%, 2/24/28 (2)	520	514
Goldman Sachs Group, VR, 2.908%, 7/21/42 (2)	300	209
Goldman Sachs Group, 3.50%, 11/16/26	790	788
Goldman Sachs Group, VR, 3.615%, 3/15/28 (2)	260	259
Goldman Sachs Group, VR, 3.691%, 6/5/28 (2)	390	387
Goldman Sachs Group, 3.80%, 3/15/30	140	134
Goldman Sachs Group, VR, 5.727%, 4/25/30 (2)	60	61

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 5.851%, 4/25/35 (2)	60	61
Goldman Sachs Group, 6.25%, 2/1/41	1,940	1,995
Goldman Sachs Group, VR, 6.484%, 10/24/29 (2)	1,370	1,414
Goldman Sachs Group, 6.75%, 10/1/37	15	16
HSBC Holdings, VR, 2.013%, 9/22/28 (2)	265	257
HSBC Holdings, VR, 3.973%, 5/22/30 (2)	840	816
HSBC Holdings, VR, 4.041%, 3/13/28 (2)	1,200	1,196
HSBC Holdings, VR, 4.711%, 5/12/30 (2)	1,400	1,388
HSBC Holdings, VR, 4.755%, 6/9/28 (2)	1,400	1,400
HSBC Holdings, VR, 5.402%, 8/11/33 (2)	780	781
HSBC Holdings, VR, 5.79%, 5/13/36 (2)	600	605
HSBC Holdings, VR, 6.161%, 3/9/29 (2)	900	919
HSBC Holdings, VR, 6.332%, 3/9/44 (2)	380	390
Huntington Bancshares, VR, 6.141%, 11/18/39 (2)	210	210
Huntington Bancshares, VR, 6.208%, 8/21/29 (2)	50	51
Huntington Bancshares / OH, VR, 5.272%, 1/15/31 (2)	600	603
ING Groep, 4.55%, 10/2/28	1,290	1,286
ING Groep, VR, 5.55%, 3/19/35 (2)	2,500	2,504
ING Groep, VR, 6.114%, 9/11/34 (2)	200	208
Intesa Sanpaolo, VR, 5.00%, 6/29/30 (1)(2)	1,830	1,821
JPMorgan Chase, VR, 1.47%, 9/22/27 (2)	520	518
JPMorgan Chase, VR, 2.182%, 6/1/28 (2)	240	235
JPMorgan Chase, VR, 2.947%, 2/24/28 (2)	380	377
JPMorgan Chase, VR, 2.956%, 5/13/31 (2)	275	255
JPMorgan Chase, VR, 3.109%, 4/22/51 (2)	15	10
JPMorgan Chase, VR, 3.54%, 5/1/28 (2)	145	144
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	485	483
JPMorgan Chase, VR, 4.203%, 7/23/29 (2)	2,180	2,157
JPMorgan Chase, VR, 4.493%, 3/24/31 (2)	300	295
JPMorgan Chase, VR, 4.586%, 4/26/33 (2)	210	204
JPMorgan Chase, 4.95%, 6/1/45	600	526
JPMorgan Chase, VR, 4.979%, 7/22/28 (2)	90	90
JPMorgan Chase, VR, 5.04%, 1/23/28 (2)	390	391
JPMorgan Chase, VR, 5.299%, 7/24/29 (2)	3,650	3,688
JPMorgan Chase, VR, 5.336%, 1/23/35 (2)	300	299
JPMorgan Chase, 5.50%, 10/15/40	750	740
JPMorgan Chase, VR, 5.576%, 7/23/36 (2)	900	890
JPMorgan Chase, 5.60%, 7/15/41	900	888
JPMorgan Chase, VR, 6.087%, 10/23/29 (2)	1,790	1,838
Manufacturers & Traders Trust, VR, 4.762%, 7/6/28 (2)	850	850
Mitsubishi UFJ Financial Group, VR, 4.505%, 1/14/32 (2)	1,935	1,884
Morgan Stanley, VR, 2.475%, 1/21/28 (2)	1,840	1,822
Morgan Stanley, VR, 3.622%, 4/1/31 (2)	1,210	1,152
Morgan Stanley, 3.971%, 7/22/38	300	256
Morgan Stanley, VR, 4.21%, 4/20/28 (2)	260	259
Morgan Stanley, VR, 4.431%, 1/23/30 (2)	230	228
Morgan Stanley, VR, 4.555%, 4/10/30 (2)	1,700	1,682

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, VR, 4.889%, 7/20/33 (2)	130	127
Morgan Stanley, VR, 5.173%, 1/16/30 (2)	1,360	1,367
Morgan Stanley, VR, 5.297%, 4/20/37 (2)	260	256
Morgan Stanley, VR, 5.32%, 7/19/35 (2)	260	256
Morgan Stanley, VR, 5.449%, 7/20/29 (2)	120	121
Morgan Stanley, VR, 5.652%, 4/13/28 (2)	240	242
Morgan Stanley, VR, 5.656%, 4/18/30 (2)	2,755	2,802
Morgan Stanley, VR, 5.831%, 4/19/35 (2)	120	122
Morgan Stanley, VR, 6.342%, 10/18/33 (2)	1,150	1,209
Morgan Stanley, VR, 6.407%, 11/1/29 (2)	60	62
Morgan Stanley, 7.25%, 4/1/32	120	133
Morgan Stanley Private Bank, VR, 4.734%, 7/18/31 (2)	2,150	2,123
National Bank of Canada, VR, 4.166%, 1/20/29 (2)	1,975	1,960
National Bank of Canada, VR, 4.928%, 6/4/32 (2)	1,775	1,750
National Bank of Canada, 5.60%, 12/18/28	1,400	1,429
Northern Trust, 4.15%, 11/19/30	1,580	1,541
PNC Financial Services Group, VR, 4.626%, 6/6/33 (2)	110	105
PNC Financial Services Group, VR, 4.831%, 7/19/30 (2)	545	544
PNC Financial Services Group, VR, 5.222%, 1/29/31 (2)	300	302
PNC Financial Services Group, VR, 6.037%, 10/28/33 (2)	3,400	3,527
Regions Financial, VR, 5.722%, 6/6/30 (2)	300	306
Royal Bank of Canada, 2.30%, 11/3/31	650	573
Royal Bank of Canada, 5.20%, 8/1/28	600	607
Santander Holdings USA, VR, 2.49%, 1/6/28 (2)	380	376
Santander Holdings USA, 3.244%, 10/5/26	540	539
Santander Holdings USA, VR, 5.04%, 6/5/30 (2)	725	722
Santander Holdings USA, VR, 5.701%, 6/5/37 (2)	300	292
Santander Holdings USA, VR, 5.741%, 3/20/31 (2)	600	608
Santander Holdings USA, VR, 6.174%, 1/9/30 (2)	720	737
Santander Holdings USA, VR, 6.499%, 3/9/29 (2)	680	696
Santander Holdings USA, VR, 6.565%, 6/12/29 (2)	120	123
Santander UK Group Holdings, VR, 2.469%, 1/11/28 (2)	1,400	1,386
Santander UK Group Holdings, VR, 4.32%, 9/22/29 (2)	905	894
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1)	230	231
Standard Chartered, VR, 4.529%, 6/5/32 (1)(2)	3,145	3,047
Standard Chartered, VR, 5.243%, 1/13/37 (1)(2)	760	730
State Street, VR, 2.203%, 2/7/28 (2)	160	158
State Street, VR, 4.421%, 5/13/33 (2)	430	416
State Street, 5.272%, 8/3/26	190	190
State Street, VR, 5.684%, 11/21/29 (2)(3)	1,400	1,430
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)	240	240
Toronto-Dominion Bank, 4.456%, 6/8/32	95	92
Toronto-Dominion Bank, 5.264%, 12/11/26	1,570	1,575
Toronto-Dominion Bank, 5.523%, 7/17/28	340	345
Truist Financial, Series I, VR, 4.957%, 7/23/30 (2)	1,350	1,348
UBS, 5.65%, 9/11/28	800	817
UBS Americas, 7.125%, 7/15/32	220	242

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
US Bancorp, VR, 4.857%, 7/27/30 (2)	2,355	2,350
US Bancorp, VR, 4.967%, 7/22/33 (2)	240	235
US Bancorp, VR, 5.85%, 10/21/33 (2)	1,700	1,751
US Bancorp, VR, 6.787%, 10/26/27 (2)	220	221
Wells Fargo, VR, 2.393%, 6/2/28 (2)	710	697
Wells Fargo, VR, 2.879%, 10/30/30 (2)	735	690
Wells Fargo, VR, 3.068%, 4/30/41 (2)	300	222
Wells Fargo, VR, 3.526%, 3/24/28 (2)	1,520	1,510
Wells Fargo, VR, 3.584%, 5/22/28 (2)	1,600	1,587
Wells Fargo, 3.90%, 5/1/45	500	379
Wells Fargo, VR, 4.808%, 7/25/28 (2)	260	260
Wells Fargo, VR, 5.15%, 4/23/31 (2)	900	904
Wells Fargo, VR, 5.605%, 4/23/36 (2)	2,500	2,515
Wells Fargo, VR, 5.707%, 4/22/28 (2)	860	867
Wells Fargo, VR, 6.303%, 10/23/29 (2)	690	711
Wells Fargo Bank, 5.254%, 12/11/26	760	762
Westpac Banking, 3.35%, 3/8/27	580	577
Westpac Banking, VR, 4.322%, 11/23/31 (2)	240	240
Westpac Banking, VR, 5.405%, 8/10/33 (2)	200	200
		152,744
Brokerage Asset Managers Exchanges 0.4%
Blackrock, 4.70%, 3/14/29	900	904
Blackrock, 5.25%, 3/14/54	3,300	2,944
Charles Schwab, VR, 4.914%, 11/14/36 (2)	2,995	2,862
Charles Schwab, VR, 6.196%, 11/17/29 (2)	460	474
Intercontinental Exchange, 1.85%, 9/15/32	15	13
Intercontinental Exchange, 5.20%, 6/15/62	800	683
Intercontinental Exchange, 5.25%, 6/15/31	110	111
LPL Holdings, 5.15%, 6/15/30	600	598
Nasdaq, 5.95%, 8/15/53	15	14
		8,603
Finance Companies 0.2%
Aercap Funding DAC, 4.875%, 7/7/31	2,580	2,537
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26	150	149
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.85%, 10/29/41	1,750	1,364
Avolon Holdings Funding, 6.375%, 5/4/28 (1)	150	154
		4,204
Financial Other 0.1%
Atlas Warehouse Lending, 4.625%, 11/15/28 (1)	2,865	2,826
HA Sustainable Infrastructure Capital, 5.95%, 7/15/33 (1)	690	682
		3,508
Insurance 2.7%
Aetna, 3.875%, 8/15/47	110	79
Aetna, 6.625%, 6/15/36	745	795

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Aetna, 6.75%, 12/15/37	240	256
Aflac, 5.15%, 5/14/36	600	587
American International Group, 3.875%, 1/15/35	40	36
American International Group, 4.85%, 5/7/30	600	599
American International Group, 5.45%, 5/7/35	300	300
Arthur J Gallagher, 4.85%, 12/15/29	25	25
Arthur J Gallagher, 5.45%, 7/15/34	920	917
Arthur J Gallagher, 6.75%, 2/15/54	50	52
Athene Global Funding, 4.86%, 8/27/26 (1)	200	200
Athene Global Funding, 5.033%, 7/17/30 (1)	2,115	2,085
Berkshire Hathaway Finance, 5.75%, 1/15/40	240	250
Centene, 2.45%, 7/15/28	1,550	1,471
Centene, 2.50%, 3/1/31	60	52
Centene, 3.00%, 10/15/30	300	270
Centene, 4.25%, 12/15/27	130	130
Chubb INA Holdings, 4.90%, 8/15/35	300	290
Chubb INA Holdings, 5.00%, 3/15/34	700	690
Corebridge Financial, 3.65%, 4/5/27	240	239
Corebridge Financial, 3.85%, 4/5/29	720	701
Corebridge Financial, 5.75%, 1/15/34	300	303
Corebridge Financial, VR, 6.875%, 12/15/52 (2)	210	213
Corebridge Global Funding, 4.25%, 8/21/28 (1)	450	445
Corebridge Global Funding, 4.65%, 8/20/27 (1)	70	70
Elevance Health, 2.25%, 5/15/30	60	55
Elevance Health, 4.101%, 3/1/28	15	15
Elevance Health, 4.55%, 3/1/48	30	24
Elevance Health, 4.65%, 1/15/43	85	73
Elevance Health, 6.10%, 10/15/52	560	544
Enact Holdings, 6.25%, 5/28/29	2,709	2,777
Equitable America Global Funding, 4.95%, 6/25/29 (1)	3,785	3,763
Fidelity National Financial, 4.50%, 8/15/28	70	70
First American Financial, 4.00%, 5/15/30	600	574
First American Financial, 5.45%, 9/30/34	480	465
GA Global Funding Trust, 5.50%, 7/17/31 (1)	4,515	4,485
Globe Life, 4.55%, 9/15/28	360	359
Globe Life, 5.85%, 9/15/34	680	690
Health Care Service, 2.20%, 6/1/30 (1)	15	14
Humana, 5.375%, 4/15/31	220	221
Humana, 5.75%, 12/1/28	160	163
Humana, 5.95%, 3/15/34	50	51
Jackson Financial, 3.125%, 11/23/31	560	497
Jackson National Life Global Funding, 4.70%, 6/5/28 (1)	2,260	2,250
Jackson National Life Global Funding, 4.90%, 1/13/27 (1)	225	225
Marsh & McLennan, 5.00%, 3/15/35	240	233
Marsh & McLennan, 5.75%, 11/1/32	340	351
MassMutual Global Funding II, 5.10%, 4/9/27 (1)	220	221
Met Tower Global Funding, 4.00%, 1/14/29 (1)	1,015	997

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
MetLife, 5.30%, 12/15/34	140	140
MetLife, 5.875%, 2/6/41	220	221
MetLife, 6.375%, 6/15/34	220	234
MetLife, 10.75%, 8/1/69	80	101
MGIC Investment, 5.25%, 8/15/28	850	849
New York Life Global Funding, 4.05%, 2/2/29 (1)	2,730	2,686
New York Life Global Funding, 5.20%, 6/3/36 (1)	300	293
New York Life Insurance, 3.75%, 5/15/50 (1)	20	14
Northwestern Mutual Global Funding, 4.74%, 6/30/31 (1)	2,610	2,580
Pacific Life Global Funding II, 4.375%, 2/3/31 (1)	2,030	1,985
Pricoa Global Funding I, 4.35%, 11/25/30 (1)	4,085	3,982
Principal Financial Group, 2.125%, 6/15/30	215	193
Principal Financial Group, 3.70%, 5/15/29	195	189
Progressive, 2.45%, 1/15/27	160	159
Progressive, 6.25%, 12/1/32	60	64
Prudential Financial, VR, 5.125%, 3/1/52 (2)	240	233
Prudential Financial, VR, 6.00%, 9/1/52 (2)	120	121
Reinsurance Group of America, 5.75%, 9/15/34	1,060	1,069
RGA Global Funding, 4.35%, 8/25/28 (1)	870	861
RGA Global Funding, 4.60%, 11/25/30 (1)	1,220	1,192
RGA Global Funding, 5.448%, 5/24/29 (1)	1,200	1,215
Sammons Financial Group, 5.95%, 6/15/36 (1)	2,340	2,292
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1)	1,895	1,855
Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (1)	20	15
Travelers, 5.35%, 11/1/40	240	232
UnitedHealth Group, 2.00%, 5/15/30	2,810	2,536
UnitedHealth Group, 3.50%, 8/15/39	1,340	1,074
UnitedHealth Group, 3.85%, 6/15/28	60	59
UnitedHealth Group, 3.875%, 12/15/28	120	118
UnitedHealth Group, 4.20%, 5/15/32	860	826
UnitedHealth Group, 4.20%, 1/15/47	35	27
UnitedHealth Group, 4.25%, 1/15/29	1,940	1,923
UnitedHealth Group, 4.95%, 1/15/32	120	120
UnitedHealth Group, 4.95%, 5/15/62	330	268
UnitedHealth Group, 5.00%, 4/15/34	100	98
UnitedHealth Group, 5.35%, 2/15/33	150	152
UnitedHealth Group, 5.75%, 7/15/64	120	111
UnitedHealth Group, 5.80%, 3/15/36	220	227
Willis North America, 5.15%, 3/15/36	2,410	2,311
		62,797
Real Estate Investment Trusts 1.1%
American Homes 4 Rent, 5.50%, 7/15/34	480	477
AvalonBay Communities, 4.35%, 12/1/30	2,455	2,405
Boston Properties, 2.75%, 10/1/26	680	678
Boston Properties, 3.25%, 1/30/31	60	55
Boston Properties, 4.50%, 12/1/28	580	576

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Brixmor Operating Partnership, 3.90%, 3/15/27	15	15
Brixmor Operating Partnership, 4.05%, 7/1/30	85	82
Brixmor Operating Partnership, 4.125%, 5/15/29	480	471
Brixmor Operating Partnership, 4.85%, 2/15/33	930	902
Camden Property Trust, 4.10%, 10/15/28	240	238
Camden Property Trust, 5.85%, 11/3/26	900	902
Cousins Properties, 5.375%, 2/15/32	540	542
Cousins Properties, 5.875%, 10/1/34	460	464
Digital Realty Trust, 4.45%, 7/15/28	240	238
Essex Portfolio, 2.65%, 3/15/32	35	31
Essex Portfolio, 4.50%, 3/15/48	20	16
Essex Portfolio, 4.875%, 2/15/36	1,405	1,334
Extra Space Storage, 4.00%, 6/15/29	315	307
Extra Space Storage, 5.35%, 1/15/35	300	295
Healthcare Realty Holdings, 2.00%, 3/15/31	120	104
Healthcare Realty Holdings, 3.625%, 1/15/28	1,200	1,179
Healthpeak Properties, 2.125%, 12/1/28	15	14
Healthpeak Properties, 2.875%, 1/15/31	15	14
Invitation Homes Operating Partnership, 4.15%, 4/15/32	120	113
Kilroy Realty, 4.25%, 8/15/29	150	145
Kilroy Realty, 4.75%, 12/15/28	240	238
Kilroy Realty, 6.25%, 1/15/36	240	239
Mid-America Apartments, 1.10%, 9/15/26	120	120
Mid-America Apartments, 3.95%, 3/15/29	660	647
Mid-America Apartments, 5.30%, 2/15/32	180	182
Physicians Realty, 2.625%, 11/1/31	15	13
Prologis, 4.00%, 9/15/28	735	726
Prologis Targeted US Logistics Fund, 4.625%, 3/15/33 (1)	300	287
Public Storage Operating, 1.85%, 5/1/28	380	363
Public Storage Operating, 1.95%, 11/9/28	555	523
Public Storage Operating, 5.125%, 1/15/29 (3)	700	709
Public Storage Operating, 5.35%, 8/1/53	40	36
Realty Income, 3.00%, 1/15/27	900	895
Realty Income, 3.25%, 1/15/31	120	112
Realty Income, 3.95%, 8/15/27	25	25
Realty Income, 4.125%, 10/15/26	140	140
Realty Income, 5.125%, 2/15/34	200	198
Realty Income, 5.625%, 10/13/32	430	440
Regency Centers, 3.60%, 2/1/27	40	40
Rexford Industrial Realty, 2.15%, 9/1/31	720	622
Simon Property Group, 1.375%, 1/15/27	240	237
Simon Property Group, 2.65%, 2/1/32	70	62
Simon Property Group, 3.25%, 11/30/26	360	359
Simon Property Group, 3.80%, 7/15/50	35	25
Simon Property Group, 4.30%, 1/15/31	2,400	2,339
Simon Property Group, 4.75%, 9/26/34	60	57
Ventas Realty, 3.00%, 1/15/30	360	337

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Ventas Realty, 4.40%, 1/15/29	1,950	1,932
Ventas Realty, 5.00%, 1/15/35	80	77
Ventas Realty, 5.625%, 7/1/34	230	232
Welltower OP, 2.80%, 6/1/31	920	836
Welltower OP, 4.125%, 3/15/29	240	237
Welltower OP, 4.25%, 4/15/28	370	368
Welltower OP, 5.125%, 7/1/35	1,310	1,291
		26,541
Total Financial Institutions		258,397
INDUSTRIAL 16.7%
Basic Industry 0.7%
Air Products & Chemicals, 2.80%, 5/15/50	120	73
Air Products & Chemicals, 4.60%, 2/8/29	440	440
Air Products & Chemicals, 4.75%, 2/8/31	180	180
Anglo American Capital, 4.625%, 3/19/31 (1)	585	571
ArcelorMittal, 6.00%, 6/17/34	120	123
ArcelorMittal, 6.55%, 11/29/27	160	164
ArcelorMittal, 6.80%, 11/29/32	1,030	1,117
ArcelorMittal, 7.00%, 10/15/39	120	130
BHP Billiton Finance USA, 4.90%, 2/28/33	120	118
BHP Billiton Finance USA, 5.10%, 9/8/28	1,530	1,545
Carpenter Technology, 5.625%, 3/1/34 (1)	300	296
Celanese US Holdings, 1.40%, 8/5/26	150	150
Ecolab, 5.15%, 6/15/33	300	300
Freeport-McMoRan, 4.125%, 3/1/28	840	831
Freeport-McMoRan, 4.625%, 8/1/30	370	364
Freeport-McMoRan, 5.45%, 3/15/43	1,150	1,068
Nutrien, 4.00%, 12/15/26	180	180
Nutrien, 4.20%, 4/1/29	680	670
Nutrien, 4.85%, 5/29/31	520	515
Nutrien, 5.40%, 6/21/34	1,350	1,351
Reliance, 2.15%, 8/15/30	400	358
SNF Group SACA, 5.626%, 3/31/31 (1)	600	601
Southern Copper, 5.25%, 11/8/42	250	229
Southern Copper, 5.875%, 4/23/45	180	176
Southern Copper, 7.50%, 7/27/35	110	124
Southernpper, 5.35%, 6/24/36	3,135	3,051
Steel Dynamics, 3.25%, 1/15/31	120	112
Steel Dynamics, 5.375%, 8/15/34	240	239
United States Steel, 5.20%, 8/1/31 (1)	620	614
Vale, 5.625%, 9/11/42	120	116
WRKCo, 4.90%, 3/15/29	900	901
Yara International, 7.378%, 11/14/32 (1)	100	109
		16,816

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Capital Goods 1.9%
AGCO, 5.45%, 3/21/27	240	241
Amphenol, 5.05%, 4/5/29	1,460	1,474
BAE Systems, 5.00%, 3/26/27 (1)	900	903
BAE Systems, 5.30%, 3/26/34 (1)	600	599
Boeing, 2.70%, 2/1/27	150	149
Boeing, 2.80%, 3/1/27	420	416
Boeing, 3.60%, 5/1/34	4,100	3,629
Boeing, 5.04%, 5/1/27	230	231
Boeing, 5.805%, 5/1/50	600	566
Boeing, 6.259%, 5/1/27	1,560	1,577
Boeing, 6.858%, 5/1/54	1,010	1,082
Boeing, 6.875%, 3/15/39	510	557
Caterpillar Financial Services, 3.95%, 11/14/28	3,325	3,286
Caterpillar Financial Services, Series L, 4.50%, 5/15/31	1,200	1,183
CNH Industrial Capital, 4.375%, 3/7/31	3,155	3,057
CRH America Finance, 5.50%, 1/9/35	600	600
CRH SMW Finance DAC, 5.125%, 1/9/30	350	352
Eagle Materials, 5.00%, 3/15/36	300	283
Ferguson Enterprises, 5.00%, 10/3/34	1,250	1,214
Flowserve, 5.70%, 5/15/36	600	586
GE Vernova, 4.875%, 2/4/36	2,325	2,234
General Dynamics, 3.75%, 5/15/28	210	208
General Dynamics, 4.25%, 4/1/40	1,050	918
General Electric Captial, 6.75%, 3/15/32	460	501
Howmet Aerospace, 3.00%, 1/15/29	60	58
Howmet Aerospace, 5.95%, 2/1/37	580	601
John Deere Capital, 1.75%, 3/9/27	240	236
John Deere Capital, 2.35%, 3/8/27	1,520	1,503
John Deere Capital, 4.40%, 9/8/31	215	211
John Deere Capital, 4.50%, 1/16/29	60	60
John Deere Capital, 4.95%, 7/14/28	80	81
John Deere Capital, 5.10%, 4/11/34	200	199
Johnson Controls International / Tyco Fire & Security Finance, 1.75%, 9/15/30	190	168
Johnson Controls International / Tyco Fire & Security Finance, 5.50%, 4/19/29	320	326
L3Harris Technologies, 5.25%, 6/1/31	720	727
L3Harris Technologies, 5.40%, 1/15/27	410	412
Lockheed Martin, 4.75%, 2/15/34	500	488
Northrop Grumman, 3.85%, 4/15/45	15	11
Northrop Grumman, 5.25%, 5/1/50	460	412
Owens Corning, 3.95%, 8/15/29	360	351
Owens Corning, 5.70%, 6/15/34	160	162
Parker-Hannifin, 3.25%, 6/14/29	300	288
Parker-Hannifin, 4.25%, 9/15/27	900	898
Parker-Hannifin, 4.50%, 9/15/29	25	25
Regal Rexnord, 6.30%, 2/15/30	350	362

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Regal Rexnord, 6.40%, 4/15/33	1,880	1,960
Republic Services, 2.375%, 3/15/33	490	418
Republic Services, 5.00%, 4/1/34	495	489
RTX, 4.125%, 11/16/28	650	643
RTX, 4.50%, 6/1/42	2,050	1,767
RTX, 6.10%, 3/15/34	3,000	3,162
Stanley Black & Decker, 4.25%, 11/15/28	460	456
Stanley Black & Decker, 5.20%, 9/1/40	160	147
Tyco Electronics Group, 4.875%, 2/9/36	735	704
Waste Connections, 3.20%, 6/1/32	65	59
Waste Connections, 5.00%, 3/1/34	1,220	1,201
Westinghouse Air Brake Technologies, 4.70%, 9/15/28	330	330
		44,761
Communications 2.4%
America Movil SAB de CV, 6.375%, 3/1/35	85	90
American Tower, 5.80%, 11/15/28	1,450	1,481
AppLovin, 5.50%, 12/1/34	1,680	1,654
AT&T, 2.25%, 2/1/32	345	296
AT&T, 2.75%, 6/1/31	2,500	2,251
AT&T, 3.50%, 6/1/41	950	700
AT&T, 4.55%, 11/1/32	1,215	1,167
AT&T, 5.40%, 2/15/34	1,300	1,290
AT&T, 5.85%, 4/30/46	300	273
AT&T, 6.20%, 10/30/56	300	277
Charter Communications Operating / Charter Communications Operating Capital, 2.80%, 4/1/31	245	215
Charter Communications Operating / Charter Communications Operating Capital, 3.70%, 4/1/51	255	150
Charter Communications Operating / Charter Communications Operating Capital, 6.384%, 10/23/35	360	348
Chartermmunications Operating / Chartermmunications Operating Capital, 5.85%, 12/1/35	300	280
Chartermmunications Operating / Chartermmunications Operating Capital, 6.484%, 10/23/45	300	260
Comcast, 2.65%, 2/1/30	40	37
Comcast, 2.80%, 1/15/51	220	116
Comcast, 5.30%, 6/1/34	220	216
Comcast, 7.05%, 3/15/33	1,000	1,088
Crown Castle, 2.10%, 4/1/31	1,800	1,568
Crown Castle, 2.25%, 1/15/31	1,165	1,027
Crown Castle, 2.90%, 3/15/27	850	842
Crown Castle, 4.80%, 9/1/28	490	490
Meta Platforms, 5.40%, 8/15/54	1,800	1,462
Meta Platforms, 5.50%, 11/15/45	4,790	4,146
Meta Platforms, 5.60%, 5/15/53	220	184
Netflix, 4.375%, 11/15/26	90	90
Netflix, 4.90%, 8/15/34	240	235
Netflix, 5.25%, 8/15/36	4,570	4,504

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Netflix, 5.875%, 11/15/28	240	247
NTT Finance, 4.876%, 7/16/30 (1)	1,465	1,449
Orange, 4.75%, 1/13/33 (1)	1,310	1,266
Orange, 5.00%, 1/13/36 (1)	600	571
Orange, 5.375%, 1/13/42	240	224
Orange, 9.00%, 3/1/31	300	346
Rogers Communications, 4.50%, 3/15/42	205	167
Rogers Communications, 5.00%, 2/15/29	2,645	2,648
Rogersmmunications, 5.30%, 2/15/34	600	582
Space Exploration Technologies, 5.35%, 7/15/31 (1)	815	794
Space Exploration Technologies, 5.65%, 7/15/33 (1)	1,320	1,264
Sprint Capital, 6.875%, 11/15/28	1,000	1,044
Sprint Capital, 8.75%, 3/15/32	1,170	1,361
Take-Two Interactive Software, 4.95%, 3/28/28	580	583
Take-Two Interactive Software, 5.60%, 6/12/34	480	484
Telefonica Emisiones, 7.045%, 6/20/36	1,060	1,141
Time Warner Cable, 5.50%, 9/1/41	660	545
Time Warner Cable, 6.55%, 5/1/37	530	504
Time Warner Cable, 6.75%, 6/15/39	410	386
Time Warner Cable, 7.30%, 7/1/38	240	237
T-Mobile USA, 2.25%, 11/15/31	15	13
T-Mobile USA, 2.55%, 2/15/31	260	233
T-Mobile USA, 2.875%, 2/15/31	240	218
T-Mobile USA, 3.375%, 4/15/29	900	866
T-Mobile USA, 3.40%, 10/15/52	860	525
T-Mobile USA, 3.50%, 4/15/31	140	131
T-Mobile USA, 3.75%, 4/15/27	395	393
T-Mobile USA, 4.375%, 4/15/40	980	827
T-Mobile USA, 4.80%, 7/15/28	230	230
T-Mobile USA, 4.95%, 11/15/35	2,100	1,990
T-Mobile USA, 5.00%, 2/15/36 (3)	1,400	1,327
T-Mobile USA, 5.15%, 4/15/34	240	235
TWDC Enterprises 18, 7.00%, 3/1/32	440	484
Verizon Communications, 2.355%, 3/15/32	150	130
Verizon Communications, 2.65%, 11/20/40	700	476
Verizon Communications, 4.00%, 3/22/50	10	7
Verizon Communications, 4.329%, 9/21/28	644	640
Verizon Communications, 4.75%, 1/15/33	1,800	1,744
Walt Disney, 2.00%, 9/1/29	130	120
Walt Disney, 2.65%, 1/13/31	1,040	953
Walt Disney, 3.375%, 11/15/26	220	219
Walt Disney, 6.20%, 12/15/34	280	299
		54,640
Consumer Cyclical 2.1%
Airbnb, 4.65%, 3/16/31	1,030	1,015
Airbnb, 5.25%, 3/16/36	300	292

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Amazon.com, 3.875%, 8/22/37	115	100
Amazon.com, 4.65%, 11/20/35	3,100	2,921
Amazon.com, 4.80%, 7/9/31	2,500	2,477
Amazon.com, 5.65%, 3/13/46	1,855	1,733
American Honda Finance, 4.55%, 7/9/27	2,450	2,451
AutoZone, 1.65%, 1/15/31	30	26
AutoZone, 3.75%, 6/1/27	30	30
AutoZone, 4.95%, 7/15/31	610	606
Best Buy, 1.95%, 10/1/30	920	815
Best Buy, 4.45%, 10/1/28	240	239
Booking Holdings, 5.375%, 5/7/36	600	590
CBRE Services, 2.50%, 4/1/31	60	53
CBRE Services, 4.90%, 1/15/33	560	545
CBRE Services, 5.95%, 8/15/34	250	256
Cummins, 5.15%, 2/20/34	300	299
Cummins, 5.45%, 2/20/54	210	195
Daimler Truck Finance North America, 4.15%, 1/12/29 (1)	635	625
Darden Restaurants, 3.85%, 5/1/27	240	239
Denso, 4.864%, 6/29/31 (1)	3,325	3,308
Dollar General, 5.20%, 7/5/28	240	242
Dollar General, 5.50%, 11/1/52	620	562
Ford Motor, 4.346%, 12/8/26	480	479
Ford Motor, 4.75%, 1/15/43	160	123
Ford Motor, 6.625%, 10/1/28	220	227
Ford Motor, 7.40%, 11/1/46	830	845
Ford Motor, 7.45%, 7/16/31	70	75
Ford Motor Credit, 4.271%, 1/9/27	1,320	1,317
Ford Motor Credit, 7.122%, 11/7/33	200	211
General Motors, 5.00%, 10/1/28	80	80
General Motors, 6.25%, 10/2/43	940	914
General Motors Financial, 2.35%, 2/26/27	240	237
General Motors Financial, 2.40%, 4/10/28	130	125
General Motors Financial, 4.35%, 1/17/27	140	140
General Motors Financial, 5.00%, 4/9/27	240	241
General Motors Financial, 5.45%, 1/8/36	1,065	1,040
General Motors Financial, 5.80%, 6/23/28	120	122
General Motors Financial, 5.80%, 1/7/29	500	510
GLP Capital / GLP Financing II, 5.625%, 9/15/34	880	856
GLP Capital / GLP Financing II, 5.625%, 3/1/36	300	288
Home Depot, 4.95%, 6/25/34	540	532
Home Depot, 5.40%, 6/25/64	60	54
Home Depot, 5.875%, 12/16/36	90	93
Home Depot, 5.95%, 4/1/41	480	493
Hyundai Capital America, 4.55%, 1/8/31 (1)	610	594
Hyundai Capital America, 4.75%, 6/18/29 (1)	660	655
Hyundai Capital America, 4.90%, 6/23/28 (1)	2,890	2,890
Hyundai Capital America, 5.00%, 4/7/31 (1)	600	594

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hyundai Capital America, 5.35%, 3/19/29 (1)	620	625
Las Vegas Sands, 5.90%, 6/1/27	200	202
Las Vegas Sands, 6.00%, 8/15/29	60	61
Lowe's, 4.45%, 4/1/62	1,370	1,005
Lowe's, 5.00%, 4/15/33	250	247
O'Reilly Automotive, 3.60%, 9/1/27	30	30
O'Reilly Automotive, 3.90%, 6/1/29	285	278
O'Reilly Automotive, 5.00%, 8/19/34	2,065	2,004
PACCAR Financial, Series R, 3.90%, 2/5/29	2,695	2,654
PACCAR Financial, Series R, 4.00%, 11/7/28	745	737
PACCAR Financial, 5.20%, 11/9/26	205	205
Ross Stores, 1.875%, 4/15/31	890	777
Royal Caribbean Cruises, 5.625%, 9/30/31 (1)	900	903
Starbucks, 2.55%, 11/15/30	320	291
Starbucks, 4.00%, 11/15/28	220	217
Starbucks, 4.90%, 2/15/31	170	170
TJX, 1.60%, 5/15/31	30	26
TJX, 2.25%, 9/15/26	240	239
Toyota Motor Credit, 1.90%, 4/6/28	120	115
Toyota Motor Credit, 3.20%, 1/11/27	240	239
Toyota Motor Credit, 3.65%, 1/8/29	1,140	1,116
Toyota Motor Credit, 4.60%, 10/10/31	80	79
Toyota Motor Credit, 4.65%, 1/5/29	60	60
Toyota Motor Credit, 4.80%, 1/5/34	120	117
Toyota Motor Credit, 5.05%, 5/16/29	60	61
Toyota Motor Credit, 5.25%, 9/11/28	970	983
Tractor Supply, 1.75%, 11/1/30	240	210
Uber Technologies, 4.80%, 9/15/35	300	285
Uber Technologies, 5.35%, 9/15/54	40	35
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)	800	797
Volkswagen Group of America Finance, 6.45%, 11/16/30 (1)	600	626
		48,748
Consumer Non-Cyclical 3.7%
Abbott Laboratories, 1.40%, 6/30/30	140	124
Abbott Laboratories, 3.75%, 11/30/26	220	220
Abbott Laboratories, 4.75%, 11/30/36	710	678
Abbott Laboratories, 4.90%, 11/30/46	300	265
Abbott Laboratories, 5.30%, 5/27/40	300	294
Abbott Laboratories, 6.15%, 11/30/37	200	213
AbbVie, 2.95%, 11/21/26	990	986
AbbVie, 3.20%, 11/21/29	15	14
AbbVie, 4.05%, 11/21/39	560	479
AbbVie, 4.25%, 11/21/49	300	234
AbbVie, 4.50%, 5/14/35	1,615	1,526
AbbVie, 4.55%, 3/15/35	240	228
AbbVie, 4.80%, 3/15/29	145	145

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
AbbVie, 5.05%, 3/15/34	960	952
Agilent Technologies, 4.90%, 1/15/32 (1)	4,030	3,991
Amgen, 1.65%, 8/15/28	800	754
Amgen, 3.15%, 2/21/40	120	91
Amgen, 4.40%, 2/22/62	120	89
Amgen, 5.15%, 11/15/41	240	222
Amgen, 5.75%, 3/2/63	910	839
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39	15	15
Anheuser-Busch InBev Worldwide, 8.20%, 1/15/39	1,320	1,619
AstraZeneca, 1.375%, 8/6/30	135	118
AstraZeneca, 4.00%, 1/17/29	520	513
AstraZeneca, 4.00%, 9/18/42	350	286
Astrazeneca Finance, 1.75%, 5/28/28	400	381
Astrazeneca Finance, 4.85%, 2/26/29	1,920	1,932
Astrazeneca Finance, 4.875%, 3/3/28	220	221
Astrazeneca Finance, 4.875%, 3/3/33	100	99
Astrazeneca Finance, 5.00%, 2/26/34	200	198
Augusta SpinCo, 4.656%, 3/23/31	1,645	1,618
Augusta SpinCo, 4.945%, 3/23/33	300	294
BAT Capital, 3.557%, 8/15/27	538	533
BAT Capital, 4.39%, 8/15/37	550	492
BAT Capital, 4.70%, 4/2/27	180	180
BAT Capital, 7.079%, 8/2/43	690	744
BAT Capital, 7.081%, 8/2/53	1,100	1,190
Bayer US Finance, 5.125%, 7/20/31 (1)	740	734
Becton Dickinson, 4.874%, 2/8/29	180	180
Biogen, 3.15%, 5/1/50	15	9
Cencora, 2.70%, 3/15/31	280	254
Cencora, 4.85%, 12/15/29	970	971
Cigna Group, 4.90%, 12/15/48	3,410	2,866
CommonSpirit Health, 2.782%, 10/1/30	20	18
CSL Finance, 4.25%, 4/27/32 (1)	300	286
CVS Health, 1.30%, 8/21/27	240	232
CVS Health, 1.875%, 2/28/31	15	13
CVS Health, 3.00%, 8/15/26	200	200
CVS Health, 3.25%, 8/15/29	50	48
CVS Health, 4.125%, 4/1/40	660	547
CVS Health, 4.875%, 7/20/35	710	674
CVS Health, 5.00%, 1/30/29	60	60
CVS Health, 5.00%, 9/15/32	320	317
CVS Health, 5.05%, 3/25/48	300	254
CVS Health, 5.125%, 7/20/45	145	126
CVS Health, 5.25%, 2/21/33	600	600
CVS Health, 5.40%, 6/1/29	720	731
CVS Health, 5.625%, 2/21/53	600	540
CVS Health, 5.70%, 6/1/34	60	61
CVS Health, 5.875%, 6/1/53	380	353

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
CVS Health, 6.00%, 6/1/63	850	788
CVS Health, 6.125%, 9/15/39	80	81
CVS Health, 6.25%, 6/1/27	240	243
Eli Lilly, 4.70%, 2/9/34	240	235
Eli Lilly, 4.90%, 10/15/35	3,100	3,032
Eli Lilly, 5.10%, 2/9/64	170	147
Eli Lilly, 5.20%, 8/14/64	180	158
Eli Lilly, 5.60%, 2/12/65	300	281
Estee Lauder, 5.00%, 2/14/34	640	630
Hackensack Meridian Health, 4.211%, 7/1/48	85	66
Haleon US Capital, 3.375%, 3/24/27	620	616
HCA, 4.125%, 6/15/29	1,400	1,374
HCA, 4.375%, 3/15/42	20	16
HCA, 5.875%, 2/1/29	2,150	2,192
Imperial Brands Finance, 4.875%, 2/7/32 (1)	1,545	1,514
IQVIA, 6.25%, 2/1/29	2,495	2,564
Kaiser Foundation Hospitals, 2.81%, 6/1/41	1,250	894
Kaiser Foundation Hospitals, 3.002%, 6/1/51	840	521
Kenvue, 4.85%, 5/22/32	300	298
Kenvue, 4.90%, 3/22/33	550	543
Kenvue, 5.00%, 3/22/30	700	703
Kenvue, 5.10%, 3/22/43	60	55
Kenvue, 5.20%, 3/22/63	90	77
Keurig Dr Pepper, 4.60%, 5/15/30	300	295
Keurig Dr. Pepper, 3.20%, 5/1/30	3,800	3,555
Kraft Heinz Foods, 5.20%, 3/15/32	3,000	3,005
Kraft Heinz Foods, 6.875%, 1/26/39	600	641
Kroger, 2.65%, 10/15/26	1,550	1,545
Kroger, 5.00%, 9/15/34	120	116
Maple Parent Holdings, 5.70%, 3/26/36 (1)	600	596
Mars, 4.60%, 3/1/28 (1)	300	300
Mars, 4.75%, 4/20/33 (1)	100	98
Mars, 5.00%, 3/1/32 (1)	2,000	1,995
McCormick, 4.15%, 2/15/29	1,140	1,122
McKesson, 1.30%, 8/15/26	240	240
McKesson, 4.90%, 7/15/28	240	241
MedStar Health, 3.626%, 8/15/49	30	21
Memorial Sloan-Kettering Cancer Center, 4.20%, 7/1/55	10	8
Merck, 5.15%, 5/17/63	230	198
Mondelez International, 4.75%, 2/20/29	3,400	3,405
Northwell Healthcare, 3.979%, 11/1/46	20	15
NYU Langone Hospitals, 4.368%, 7/1/47	15	12
Pfizer, 4.50%, 11/15/32	3,365	3,278
Pfizer Investment Enterprises, 4.45%, 5/19/28	180	180
Providence St Joseph Health Obligated Group, 2.532%, 10/1/29	120	112
Revvity, 3.30%, 9/15/29	1,100	1,047
Reynolds American, 5.70%, 8/15/35	630	638

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Reynolds American, 7.25%, 6/15/37	240	269
Roche Holdings, 4.075%, 12/2/30 (1)	1,605	1,560
Smithfield Foods, 5.20%, 4/1/29 (1)	15	15
Solventum, 5.40%, 3/1/29	1,491	1,509
Stanford Health Care, 3.795%, 11/15/48	10	7
Sutter Health, 3.695%, 8/15/28	240	236
Takeda Pharmaceutical, 5.00%, 11/26/28	1,160	1,166
Thermo Fisher Scientific, 2.60%, 10/1/29	600	563
Thermo Fisher Scientific, 4.902%, 2/12/36	300	290
Thermo Fisher Scientific, 5.404%, 8/10/43	3,000	2,850
Tyson Foods, 3.55%, 6/2/27	180	179
Tyson Foods, 4.35%, 3/1/29	120	119
Tyson Foods, 5.40%, 3/15/29	660	670
Wyeth, 5.95%, 4/1/37	240	249
Wyeth, 6.00%, 2/15/36	220	229
Zoetis, 4.15%, 8/17/28	2,890	2,866
		85,319
Energy 2.3%
Boardwalk Pipelines, 3.40%, 2/15/31	25	23
BP Capital Markets America, 3.543%, 4/6/27	1,080	1,074
BP Capital Markets America, 3.937%, 9/21/28	760	750
BP Capital Markets America, 4.812%, 2/13/33	430	421
BP Capital Markets America, 4.989%, 4/10/34	380	374
BP Capital Markets America, 5.227%, 11/17/34	360	360
Cameron LNG, 3.701%, 1/15/39 (1)	40	33
Canadian Natural Resources, 2.95%, 7/15/30	20	19
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27	580	581
Cheniere Energy, 4.625%, 10/15/28	330	328
Cheniere Energy, 6.00%, 7/30/56 (1)	600	573
Cheniere Energy Partners, 3.25%, 1/31/32	300	271
Cheniere Energy Partners, 4.50%, 10/1/29	240	237
Cheniere Energy Partners, 5.35%, 11/30/36 (1)	385	374
Cheniere Energy Partners, 5.95%, 6/30/33	1,000	1,030
Chevron USA, 4.30%, 10/15/30	1,725	1,702
Columbia Pipelines Holding, 4.999%, 11/17/32 (1)	2,580	2,520
Continental Resources, 4.375%, 1/15/28	310	308
Continental Resources, 4.90%, 6/1/44	180	143
Devon Energy, 3.90%, 5/15/27 (1)	1,350	1,346
Devon Energy, 4.375%, 3/15/29 (1)	60	59
Devon Energy, 4.75%, 5/15/42	250	215
Devon Energy, 5.20%, 9/15/34	90	89
Devon Energy, 7.95%, 4/15/32	60	68
Enbridge, 1.60%, 10/4/26	1,020	1,015
Enbridge, 4.20%, 11/20/28	1,710	1,691
Enbridge, 5.625%, 4/5/34	55	56
Enbridge, 5.90%, 11/15/26	90	90

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Enbridge, 6.70%, 11/15/53	35	37
Enbridge, VR, 7.375%, 3/15/55 (2)	210	219
Enbridge Energy Partners, 5.50%, 9/15/40	10	10
Energy Transfer, 4.95%, 6/15/28	60	60
Energy Transfer, 5.35%, 1/15/36	2,155	2,107
Energy Transfer, 5.55%, 5/15/34	100	100
Energy Transfer, 5.60%, 9/1/34	60	60
Eni, 5.50%, 5/15/34 (1)	600	598
Enterprise Products Operating, 4.15%, 10/16/28	110	109
Enterprise Products Operating, 4.30%, 6/20/28	710	707
Enterprise Products Operating, 4.60%, 1/11/27	580	581
Enterprise Products Operating, 4.60%, 1/15/31	1,070	1,059
Enterprise Products Operating, 4.85%, 1/31/34	1,020	996
Enterprise Products Operating, VR, 5.25%, 8/16/77 (2)	240	239
Enterprise Products Operating, 5.35%, 1/31/33	100	101
Enterprise Products Operating, VR, 5.375%, 2/15/78 (2)	110	109
Enterprise Products Operating, 5.95%, 2/1/41	220	223
Enterprise Products Operating, 6.65%, 10/15/34	120	131
EOG Resources, 4.40%, 7/15/28	960	957
EOG Resources, 4.40%, 1/15/31	805	789
Halliburton, 2.92%, 3/1/30	500	467
Harbour Energy, 6.327%, 4/1/35 (1)	600	604
Hess, 5.60%, 2/15/41	620	610
Hess, 7.125%, 3/15/33	50	56
Marathon Petroleum, 5.70%, 3/1/35 (3)	2,500	2,525
MPLX, 4.80%, 2/15/31	1,635	1,614
MPLX, 5.50%, 6/1/34	280	279
MPLX, 5.65%, 3/1/53	350	313
National Fuel Gas, 5.05%, 10/15/31	300	296
Occidental Petroleum, 5.375%, 1/1/32 (3)	90	91
Occidental Petroleum, 6.45%, 9/15/36	70	74
Occidental Petroleum, 6.60%, 3/15/46	300	307
Occidental Petroleum, 7.875%, 9/15/31	920	1,027
Occidental Petroleum, 7.95%, 6/15/39	70	81
ONEOK, 4.75%, 10/15/31	1,200	1,174
ONEOK, 5.375%, 6/1/29	1,280	1,295
ONEOK, 5.55%, 11/1/26	710	711
ONEOK, 5.60%, 4/1/44	240	218
ONEOK, 6.625%, 9/1/53	200	201
Ovintiv, 6.50%, 8/15/34	80	84
Ovintiv, 7.375%, 11/1/31	60	66
Patterson-UTI Energy, 5.15%, 11/15/29	560	558
Patterson-UTI Energy, 7.15%, 10/1/33	590	626
Sabine Pass Liquefaction, 4.20%, 3/15/28	70	69
Sabine Pass Liquefaction, 4.50%, 5/15/30	85	84
Schlumberger Holdings, 3.90%, 5/17/28 (1)	300	296
Schlumberger Holdings, 5.00%, 6/1/34	300	294

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Schlumberger Investment, 4.50%, 5/15/28	240	239
Shell Finance US, 2.375%, 11/7/29	590	550
Shell Finance US, 2.75%, 4/6/30	1,030	960
Shell Finance US, 3.875%, 11/13/28	80	79
Shell Finance US, 6.375%, 12/15/38	240	255
South Bow USA Infrastructure Holdings, 4.911%, 9/1/27	1,080	1,082
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29	90	90
Spectra Energy Partners, 3.375%, 10/15/26	520	519
Targa Resources, 5.20%, 7/1/27	1,260	1,267
Targa Resources, 5.50%, 2/15/35	170	168
Targa Resources Partners / Targa Resources Partners Finance, 5.00%, 1/15/28	203	203
Targa Resources Partners / Targa Resources Partners Finance, 5.50%, 3/1/30	460	463
TotalEnergies Capital, 3.883%, 10/11/28	240	237
TotalEnergies Capital, 5.15%, 4/5/34	240	240
TotalEnergies Capital, 5.275%, 9/10/54	450	402
TotalEnergies Capital International, 3.127%, 5/29/50	1,450	918
TotalEnergies Capital USA, 4.569%, 1/13/33	1,550	1,503
TransCanada PipeLines, 4.625%, 3/1/34	1,060	1,007
TransCanada PipeLines, 5.85%, 3/15/36	200	204
TransCanada PipeLines, 7.625%, 1/15/39	120	138
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	10	8
Western Midstream Operating, 5.45%, 11/15/34	450	441
Western Midstream Operating, 6.35%, 1/15/29	640	660
Williams, 4.625%, 6/30/30	1,025	1,012
Williams, 5.15%, 3/15/34	585	574
Williams, 5.30%, 8/15/28	920	930
Williams, 8.75%, 3/15/32	120	140
Woodside Finance, 4.50%, 3/4/29 (1)	20	20
		53,271
Industrial Other 0.2%
Booz Allen Hamilton, 5.90%, 1/30/34 (4)	440	434
Booz Allen Hamilton, 5.95%, 8/4/33	600	597
Booz Allen Hamilton, 5.95%, 4/15/35 (3)	2,000	1,966
Cornell University, 4.835%, 6/15/34	360	355
President and Fellows of Harvard College, 4.609%, 2/15/35	810	787
Washington University, 3.524%, 4/15/54	120	84
		4,223
Technology 2.9%
Accenture Capital, 4.05%, 10/4/29	840	823
Accenture Capital, 4.25%, 10/4/31	600	578
Accenture Capital, 4.50%, 10/4/34	990	929
Alphabet, 4.80%, 2/15/36	2,155	2,058
Analog Devices, 1.70%, 10/1/28	1,020	960
Analog Devices, 3.50%, 12/5/26	530	528
Broadcom, 2.45%, 2/15/31	540	481

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Broadcom, 3.50%, 2/15/41	210	158
Broadcom, 4.00%, 4/15/29	240	235
Broadcom, 4.60%, 7/15/30	830	815
Broadcom, 4.60%, 1/15/33	2,475	2,358
Broadcom, 5.15%, 11/15/31	140	140
Broadcom / Broadcom Cayman Finance, 3.50%, 1/15/28	210	207
Cadence Design Systems, 4.30%, 9/10/29	365	360
Cadence Design Systems, 4.70%, 9/10/34	300	289
CDW / CDW Finance, 2.67%, 12/1/26	1,110	1,103
CDW / CDW Finance, 3.25%, 2/15/29	260	248
CDW / CDW Finance, 4.25%, 4/1/28	45	44
CDW / CDW Finance, 5.55%, 8/22/34	160	155
Dell International / EMC, 4.75%, 7/15/31	1,530	1,504
Dell International / EMC, 8.10%, 7/15/36	810	939
Equinix, 2.90%, 11/18/26	520	518
Equinix Europe 2 Financing, 5.50%, 6/15/34	920	909
Fidelity National Information Services, 4.80%, 3/10/31	1,695	1,664
Fiserv, 4.20%, 10/1/28	910	896
Fiserv, 5.15%, 8/12/34	360	343
Fiserv, 5.375%, 8/21/28	800	807
Fiserv, 5.45%, 3/2/28	1,500	1,512
Fiserv, 5.45%, 3/15/34	600	584
Fortinet, 2.20%, 3/15/31	1,060	937
Foundry JV Holdco, 6.10%, 1/25/36 (1)	600	613
Foundry JV Holdco, 6.15%, 1/25/32 (1)	200	206
Foundry JV Holdco, 6.20%, 1/25/37 (1)	3,200	3,275
Gartner, 3.625%, 6/15/29 (1)	600	565
HUT 8 DC, 6.192%, 11/15/42 (1)	300	291
Intel, 1.60%, 8/12/28	260	245
Intel, 3.15%, 5/11/27	240	238
Intel, 3.75%, 3/25/27	910	905
Intel, 4.60%, 3/25/40	190	164
Intel, 4.80%, 10/1/41	300	256
Intel, 4.875%, 2/10/28	120	120
Intel, 5.00%, 2/21/31	160	159
International Business Machines, 1.70%, 5/15/27	240	235
International Business Machines, 4.15%, 5/15/39	240	200
International Business Machines, 6.22%, 8/1/27	1,160	1,180
Keysight Technologies, 3.00%, 10/30/29	50	47
Keysight Technologies, 4.60%, 4/6/27	120	120
Keysight Technologies, 4.95%, 10/15/34	240	232
Keysight Technologies, 5.35%, 7/30/30	600	608
Leidos, 2.30%, 2/15/31	2,600	2,295
Leidos, 4.10%, 3/15/29	300	294
Marvell Technology, 2.45%, 4/15/28	80	77
Marvell Technology, 2.95%, 4/15/31	2,240	2,032
Marvell Technology, 4.75%, 7/15/30	215	212

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Marvell Technology, 4.875%, 6/22/28	120	120
Marvell Technology, 5.75%, 2/15/29	70	71
Motorola Solutions, 2.30%, 11/15/30	70	63
Motorola Solutions, 5.00%, 4/15/29	2,490	2,502
Motorola Solutions, 5.40%, 4/15/34	160	159
NXP / NXP Funding, 5.55%, 12/1/28	1,330	1,349
NXP / NXP Funding / NXP USA, 2.50%, 5/11/31	135	120
NXP / NXP Funding / NXP USA, 3.15%, 5/1/27	305	302
NXP / NXP Funding / NXP USA, 3.40%, 5/1/30	15	14
NXP / NXP Funding / NXP USA, 4.30%, 8/19/28	225	223
Oracle, 2.875%, 3/25/31	260	227
Oracle, 3.60%, 4/1/40	15	10
Oracle, 4.00%, 11/15/47	3,135	1,968
Oracle, 5.20%, 9/26/35	2,100	1,886
Oracle, 5.375%, 7/15/40	300	251
Oracle, 5.70%, 2/4/36	300	278
Oracle, 6.90%, 11/9/52	1,490	1,341
Paychex, 5.35%, 4/15/32	600	602
Qorvo, 4.375%, 10/15/29	1,556	1,499
QTS Fayetteville I Dc1-2 / QTS TRS Fayetteville I DC1-2, 5.70%, 4/15/36 (1)	600	549
RD Michigan Property Owner I, 7.50%, 3/30/45 (1)	600	580
RELX Capital, 3.00%, 5/22/30	25	23
RELX Capital, 4.00%, 3/18/29	560	549
Salesforce, 1.50%, 7/15/28	1,350	1,273
Salesforce, 1.95%, 7/15/31	70	60
Salesforce, 2.70%, 7/15/41	4,580	3,002
Salesforce, 6.55%, 3/15/56	300	286
ServiceNow, 1.40%, 9/1/30	1,190	1,036
ServiceNow, 6.30%, 5/15/56	300	289
Synopsys, 5.15%, 4/1/35	600	582
Teledyne Technologies, 2.25%, 4/1/28	130	125
Teledyne Technologies, 2.75%, 4/1/31	870	787
Texas Instruments, 1.90%, 9/15/31	1,900	1,648
Texas Instruments, 3.875%, 3/15/39	190	161
Texas Instruments, 5.05%, 5/18/63	1,900	1,590
VeriSign, 5.10%, 7/15/31	1,745	1,738
Visa, 1.90%, 4/15/27	450	443
Visa, 2.70%, 4/15/40	915	674
Visa, 4.30%, 12/14/45	70	58
VMware, 1.40%, 8/15/26	225	225
VMware, 1.80%, 8/15/28	120	113
		66,427
Transportation 0.5%
Burlington Northern Santa Fe, 5.05%, 3/1/41	140	132
Burlington Northern Santa Fe, 5.15%, 9/1/43	440	406
Burlington Northern Santa Fe, 5.50%, 3/15/55	210	195

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Burlington Northern Santa Fe, 6.15%, 5/1/37	1,080	1,150
Canadian National Railway, 3.85%, 8/5/32	300	283
Canadian Pacific Railway, 1.75%, 12/2/26	95	94
Canadian Pacific Railway, 2.875%, 11/15/29	120	113
Canadian Pacific Railway, 3.50%, 5/1/50	15	10
Canadian Pacific Railway, 4.70%, 5/1/48	10	8
Canadian Pacific Railway, 6.125%, 12/31/99	290	284
Element Fleet Management, 4.641%, 11/24/30 (1)	2,565	2,509
ERAC USA Finance, 4.50%, 10/30/29 (1)	600	593
ERAC USA Finance, 4.50%, 2/15/45 (1)	10	8
ERAC USA Finance, 4.70%, 4/30/31 (1)	2,935	2,897
ERAC USA Finance, 4.90%, 5/1/33 (1)	185	181
FedEx, 5.10%, 1/15/44	135	120
FedEx 2025 Notes, 4.75%, 11/15/45	70	60
Norfolk Southern, 5.95%, 3/15/64	720	693
Southwest Airlines, 3.00%, 11/15/26	240	239
Southwest Airlines, 5.125%, 6/15/27	580	582
Sydney Airport Finance, 5.248%, 3/26/36 (1)	1,660	1,609
Transurban Finance, 2.45%, 3/16/31 (1)	30	27
United Airlines Pass-Through Trust, Series 2019-1, Class AA, 4.15%, 2/25/33	37	36
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.875%, 4/15/29	166	168
		12,397
Total Industrial		386,602
UTILITY 2.4%
Electric 2.2%
AEP Texas, 4.70%, 5/15/32	30	29
AES, 5.20%, 7/15/29	180	180
AES, 5.75%, 7/15/33	230	228
AES, 5.80%, 3/15/32	900	904
Ameren, 3.50%, 1/15/31	360	338
Ameren, 5.00%, 1/15/29	800	804
Ameren, 5.00%, 5/15/36	1,010	968
Ameren, 5.70%, 12/1/26	615	617
American Electric Power, VR, 6.95%, 12/15/54 (2)	170	179
American Electric Power, VR, 7.05%, 12/15/54 (2)	60	62
Appalachian Power, Series AA, 2.70%, 4/1/31	300	271
Appalachian Power, 4.40%, 5/15/44	800	644
Appalachian Power, 4.50%, 8/1/32	1,090	1,055
Appalachian Power, 7.00%, 4/1/38	760	833
Berkshire Hathaway Energy, 6.125%, 4/1/36	65	68
Chpe, 5.10%, 6/30/33 (1)	795	780
Chpe, 5.35%, 6/30/36 (1)	300	292
CMS Energy, VR, 3.75%, 12/1/50 (2)	130	120
Commonwealth Edison, 3.70%, 8/15/28	1,640	1,612
Commonwealth Edison, 4.00%, 3/1/48	60	45
Constellation Energy Generation, 4.40%, 1/15/31	1,275	1,242

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Constellation Energy Generation, 4.80%, 1/15/32	1,975	1,936
Constellation Energy Generation, 5.80%, 3/1/33	320	329
Constellation Energy Generation, 6.25%, 10/1/39	120	123
Constellation Energy Generation, 6.50%, 10/1/53	50	51
Dominion Energy, 5.35%, 6/15/36	1,460	1,420
DTE Energy, 2.85%, 10/1/26	800	798
DTE Energy, 5.10%, 3/1/29	450	453
Duke Energy, 6.10%, 9/15/53	300	290
Duke Energy Florida, 4.85%, 12/1/35	1,680	1,610
Duke Energy Florida, 5.95%, 11/15/52	2,050	1,995
Duke Energy Indiana, 5.40%, 4/1/53	40	36
ENEL Finance International, 4.875%, 7/13/31 (1)	2,945	2,899
Entergy Arkansas, 5.45%, 6/1/34	240	242
Eversource Energy, 2.90%, 3/1/27	120	119
Eversource Energy, Series O, 4.25%, 4/1/29	1,200	1,185
Eversource Energy, 5.85%, 4/15/31	300	309
Eversource Energy, 5.95%, 7/15/34	160	164
FirstEnergy Pennsylvania Electric, 4.55%, 3/15/31 (1)	300	294
FirstEnergy Transmission, 5.00%, 1/15/35	375	362
Georgia Power, 4.95%, 5/17/33	100	99
Metropolitan Edison, 4.30%, 1/15/29 (1)	75	74
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	15	15
National Grid, 5.602%, 6/12/28	320	325
Nevada Power, 3.70%, 5/1/29	1,840	1,792
Nevada Power, Series N, 6.65%, 4/1/36	600	645
New York State Electric & Gas, 5.30%, 8/15/34 (1)	75	74
NextEra Energy Capital Holdings, 4.40%, 3/1/31	3,575	3,497
NextEra Energy Capital Holdings, 4.685%, 9/1/27	420	421
NextEra Energy Capital Holdings, VR, 5.65%, 5/1/79 (2)	240	238
Niagara Mohawk Power, 4.647%, 10/3/30 (1)	865	851
Niagara Mohawk Power, 5.112%, 1/12/36 (1)	2,330	2,234
NRG Energy, 5.75%, 7/15/29 (1)	300	300
Ohio Edison, 6.875%, 7/15/36	2,727	2,996
Pacific Gas & Electric, 4.95%, 7/1/50	300	242
Pacific Gas & Electric, 5.00%, 6/4/28	300	301
PacifiCorp, 2.90%, 6/15/52	90	51
PacifiCorp, 5.10%, 2/15/29	220	221
PacifiCorp, 5.10%, 4/15/31	300	300
PacifiCorp, 5.30%, 2/15/31	300	302
PacifiCorp, 5.75%, 4/1/37	240	237
PacifiCorp, 5.80%, 1/15/55	150	136
PPL Capital Funding, 5.25%, 9/1/34	300	296
Public Service Enterprise Group, 4.80%, 6/15/31	2,800	2,766
Southern, VR, 3.75%, 9/15/51 (2)	240	240
Southern, 4.40%, 7/1/46	300	240
Southern California Edison, 5.15%, 6/1/29	150	151
Southern California Edison, 5.95%, 11/1/32	1,200	1,237

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Southern Power, Series B, 4.90%, 10/1/35	850	807
Southwestern Public Service, 6.00%, 6/1/54	300	290
Union Electric, 5.20%, 4/1/34	220	219
Vistra Operations, 5.25%, 4/30/33 (1)	2,440	2,382
Vistra Operations, 5.70%, 12/30/34 (1)	300	296
Xcel Energy, 4.00%, 6/15/28	90	89
Xcel Energy, 4.60%, 6/1/32	1,410	1,368
Xcel Energy, 5.45%, 8/15/33	120	120
		51,738
Natural Gas 0.2%
Engie, 5.625%, 4/10/34 (1)	600	610
NiSource, 1.70%, 2/15/31	160	138
NiSource, 3.49%, 5/15/27	55	55
NiSource, 3.95%, 3/30/48	45	33
NiSource, 5.65%, 2/1/45	15	14
NiSource, VR, 6.375%, 3/31/55 (2)	220	223
NiSource, VR, 6.95%, 11/30/54 (2)	60	62
Sempra, 5.25%, 3/15/36	350	338
Southern California Gas, 2.95%, 4/15/27	220	218
Southern California Gas, 5.20%, 6/1/33	200	200
Southern California Gas, 5.75%, 6/1/53	210	197
Southern Co Gas Capital, 1.75%, 1/15/31	120	105
Southern Co Gas Capital, 4.95%, 9/15/34	1,330	1,291
Southern Co Gas Capital, 5.15%, 9/15/32	100	100
		3,584
Total Utility		55,322
Total Corporate Bonds (Cost $711,832)		700,321
FOREIGN GOVERNMENT OBLIGATIONS & MUNICIPALITIES 1.3%
Local Authorities 0.5%
Kentucky Power Cost Recovery, 5.296%, 9/1/45	2,370	2,326
Province of Alberta, 4.50%, 1/24/34	205	201
Province of British Columbia Canada, 4.20%, 7/6/33	98	95
Province of British Columbia Canada, 4.80%, 6/11/35	2,619	2,593
Province of Manitoba Canada, 4.30%, 7/27/33	250	243
Province of Ontario Canada, 3.70%, 9/17/29	2,600	2,544
Province of Quebec, 4.625%, 6/3/36	2,605	2,532
		10,534
Owned No Guarantee 0.0%
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1)	1,200	1,121
		1,121
Sovereign 0.8%
Chile Government International Bonds, 5.65%, 1/13/37	2,500	2,533
Eagle Funding Luxco, 5.50%, 8/17/30 (1)	2,060	2,057

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
Peruvian Government International Bond, 5.375%, 2/8/35	1,000	989
Republic of Poland Government International Bonds, 5.75%, 11/16/32	2,200	2,270
Republic of Poland Government International Bonds, 5.50%, 3/18/54	2,000	1,789
Republic of Poland Government International Bonds, 5.375%, 4/14/36	1,800	1,775
Romanian Government International Bonds, 6.625%, 5/16/36 (1)	4,500	4,527
United Mexican States, 4.75%, 3/8/44	300	232
United Mexican States, 2.659%, 5/24/31	2,800	2,466
United Mexican States, 3.50%, 2/12/34	700	588
United Mexican States, 6.125%, 2/9/38	610	585
		19,811
Total Foreign Government Obligations & Municipalities (Cost $31,887)		31,466
MUNICIPAL SECURITIES 0.8%
California 0.2%
Bay Area Toll Auth., Series S-10, 3.176%, 4/1/41	50	39
California, GO, 7.50%, 4/1/34	1,500	1,679
California, GO, 7.60%, 11/1/40	1,200	1,394
California State Univ., 6.484%, 11/1/41	250	258
Regents of the University of California Medical Center Pooled Revenue, Series H, 6.548%, 5/15/48	600	614
Regents of the University of California Medical Center Pooled Revenue, Series F, 6.583%, 5/15/49	500	512
		4,496
District Of Columbia 0.0%
Metropolitan Washington Airports Auth. Dulles Toll Road Revenue, 7.462%, 10/1/46	225	255
		255
Georgia 0.1%
County of Fulton, GO, 5.148%, 7/1/39	205	201
Municipal Electric Auth. of Georgia, Series A, 6.637%, 4/1/57	1,746	1,811
		2,012
Illinois 0.2%
Chicago O'Hare Int'l Airport, Third Lien, 6.395%, 1/1/40	250	264
Chicago Wastewater Transmission Revenue, Series B, 6.90%, 1/1/40 (5)	2,000	2,136
Cook County, GO, 6.36%, 11/15/33	25	26
Illinois Municipal Electric Agency, 6.832%, 2/1/35	875	909
		3,335
Louisiana 0.0%
Louisiana Local Government Environmental Facilities & CDA, Series A, 4.475%, 8/1/39	60	57
		57
Maryland 0.0%
Maryland HHEFA, Series B, 4.815%, 7/1/43	40	36
		36

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
New York 0.0%
New York City Transitional Fin. Auth., Future Tax Secured Revenue, Series I-2, 5.658%, 5/1/40	480	485
New York State Urban Dev. Sales Tax Revenue, Series B, 2.59%, 3/15/35	70	58
		543
Ohio 0.1%
American Municipal Power, Series B, 7.834%, 2/15/41	1,200	1,383
American Municipal Power, Series C, 6.053%, 2/15/43	1,500	1,485
		2,868
Tennessee 0.0%
Metropolitan Government Nashville & Davidson County HEFA, Series B, 3.235%, 7/1/52	75	46
		46
Texas 0.2%
Dallas Area Rapid Transit, 4.922%, 12/1/41	1,955	1,877
Dallas Fort Worth Int'l Airport, Series C, 2.843%, 11/1/46	65	45
Dallas Fort Worth Int'l Airport, Series A, 4.507%, 11/1/51	750	618
Dallas Fort Worth Int'l Airport, Series A, 5.045%, 11/1/47	250	227
Grand Parkway Transportation, Series B, 3.236%, 10/1/52	2,500	1,629
Texas Natural Gas Securitization Fin., Consumer Rate Relief Bonds, 5.169%, 4/1/41	30	30
Texas Private Activity Bond Surface Transportation, Series B, 3.922%, 12/31/49	30	23
		4,449
Virginia 0.0%
Univ. of Virginia, Series B, 2.584%, 11/1/51	75	44
		44
Wisconsin 0.0%
PFA, Series B, 3.405%, 7/1/51	70	46
		46
Total Municipal Securities (Cost $19,054)		18,187
NON-U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES 4.5%
Collateralized Mortgage Obligations 2.2%
Angel Oak Mortgage Trust, Series 2019-5, Class A1, CMO, ARM, 2.593%, 10/25/49 (1)	3	3
Angel Oak Mortgage Trust, Series 2021-6, Class A3, CMO, ARM, 1.714%, 9/25/66 (1)	51	43
Angel Oak Mortgage Trust, Series 2022-6, Class A1, CMO, ARM, 4.30%, 7/25/67 (1)	235	234
Angel Oak Mortgage Trust, Series 2025-3, Class A1, CMO, ARM, 5.42%, 3/25/70 (1)	468	468
Barclays Mortgage Loan Trust, Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1)	36	33
Barclays Mortgage Loan Trust, Series 2026-NQM6, Class A1, CMO, ARM, 5.76%, 7/25/66 (1)	1,475	1,475
Bayview MSR Opportunity Master Fund Trust, Series 2021-5, Class A20, CMO, ARM, 2.50%, 11/25/51 (1)	92	73
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.699%, 4/25/60 (1)	24	22

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BRAVO Residential Funding Trust, Series 2026-NQMR1, Class A1, CMO, ARM, 5.395%, 8/25/62 (1)	463	460
COLT Mortgage Loan Trust, Series 2022-3, Class A1, CMO, ARM, 4.901%, 2/25/67 (1)	62	60
COLT Mortgage Loan Trust, Series 2025-4, Class A1, CMO, ARM, 5.794%, 4/25/70 (1)	163	164
COLT Mortgage Loan Trust, Series 2025-8, Class A1, CMO, ARM, 5.48%, 8/25/70 (1)	1,253	1,254
COLT Mortgage Loan Trust, Series 2025-INV2, Class A1, CMO, ARM, 5.601%, 2/25/70 (1)	174	174
Connecticut Avenue Securities Trust, Series 2026-R02, Class 1M1, FRN, CMO, ARM, SOFR30A + 1.05%, 4.666%, 2/25/46 (1)	469	469
Deephaven Residential Mortgage Trust, Series 2026-INV1, Class A1, CMO, ARM, 4.797%, 12/25/70 (1)	1,420	1,399
Ellington Financial Mortgage Trust, Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1)	12	12
Ellington Financial Mortgage Trust, Series 2021-3, Class M1, CMO, ARM, 2.53%, 9/25/66 (1)	100	68
Ellington Financial Mortgage Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.626%, 3/25/70 (1)	124	124
Ellington Financial Mortgage Trust, Series 2025-INV5, Class A1, CMO, ARM, 5.077%, 12/25/70 (1)	357	354
Ellington Financial Mortgage Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.033%, 11/25/70 (1)	254	252
Ellington Financial Mortgage Trust, Series 2026-NQM1, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 4.816%, 2/25/71 (1)	831	829
Ellington Financial Mortgage Trust, Series 2026-NQM6, Class A1, CMO, ARM, 5.466%, 6/25/71 (1)	1,419	1,411
Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1, FRN, CMO, ARM, SOFR30A + 1.25%, 4.866%, 8/25/44 (1)	783	785
Freddie Mac STACR REMIC Trust, Series 2025-DNA3, Class M1, FRN, CMO, ARM, SOFR30A + 1.10%, 4.716%, 9/25/45 (1)	828	827
Freddie Mac STACR REMIC Trust, Series 2025-HQA1, Class A1, FRN, CMO, ARM, SOFR30A + 0.95%, 4.566%, 2/25/45 (1)	88	88
Freddie Mac STACR REMIC Trust, Series 2026-HQA1, Class A1, CMO, ARM, SOFR30A + 1.00%, 4.616%, 5/25/46 (1)	83	83
GCAT Trust, Series 2021-NQM5, Class A1, CMO, ARM, 1.262%, 7/25/66 (1)	50	41
GCAT Trust, Series 2025-NQM1, Class A1, CMO, ARM, 5.373%, 11/25/69 (1)	457	454
GCAT Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.529%, 6/25/70 (1)	1,657	1,653
GS Mortgage-Backed Securities Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.137%, 11/25/65 (1)	925	920
HOMES Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.22%, 8/25/70 (1)	1,735	1,723
JP Morgan Mortgage Trust, Series 2019-HYB1, Class B4, CMO, ARM, 5.148%, 10/25/49 (1)	812	807
JP Morgan Mortgage Trust, Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1)	167	163
JP Morgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.195%, 10/25/65 (1)	1,054	1,043
JP Morgan Mortgage Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.495%, 11/25/65 (1)	2,670	2,665
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1)	251	251
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1)	207	205
New Residential Mortgage Loan Trust, Series 2022-INV1, Class A4, CMO, ARM, 3.00%, 3/25/52 (1)	75	63
New Residential Mortgage Loan Trust, Series 2025-NQM3, Class A1, CMO, ARM, 5.53%, 5/25/65 (1)	696	694

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust, Series 2025-NQM4, Class A1, CMO, ARM, 5.35%, 7/25/65 (1)	2,022	2,011
New Residential Mortgage Loan Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.085%, 10/25/65 (1)	571	565
New Residential Mortgage Loan Trust, Series 2026-NQM8, Class A1, CMO, ARM, 5.564%, 8/25/66 (1)	2,500	2,494
NYMT Loan Trust, Series 2025-INV1, Class A1, CMO, ARM, 5.402%, 4/25/60 (1)	393	392
OBX Trust, Series 2025-NQM15, Class A1, CMO, ARM, 5.143%, 7/27/65 (1)	856	850
OBX Trust, Series 2025-NQM15, Class A1F, FRN, CMO, ARM, SOFR30A + 1.15%, 4.766%, 7/27/65 (1)	453	453
OBX Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.603%, 3/25/65 (1)	1,729	1,729
OBX Trust, Series 2026-R1, Class A1, CMO, ARM, 4.884%, 1/25/63 (1)	2,501	2,466
PENN Commercial Mortgage Trust, Series 2025-P11, Class A, ARM, 5.522%, 8/10/42 (1)	2,090	2,095
Santander Mortgage Asset Receivable Trust, Series 2025-NQM6, Class A1, CMO, ARM, 5.138%, 11/25/65 (1)	154	153
Sequoia Mortgage Trust, Series 2024-HYB1, Class A1A, CMO, ARM, 4.508%, 11/25/63 (1)	785	782
SG Residential Mortgage Trust, Series 2026-3, Class A1, CMO, ARM, 5.188%, 4/25/66 (1)	1,290	1,279
Towd Point Mortgage Trust, Series 2024-2, Class A1B, CMO, ARM, 4.922%, 12/25/64 (1)	3,569	3,556
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO, ARM, 4.131%, 1/25/66 (1)	1,554	1,528
Verus Securitization Trust, Series 2025-2, Class A1, CMO, ARM, 5.307%, 3/25/70 (1)	441	440
Verus Securitization Trust, Series 2025-3, Class A1, CMO, ARM, 5.623%, 5/25/70 (1)	313	314
Verus Securitization Trust, Series 2025-7, Class A1F, FRN, CMO, ARM, SOFR30A + 1.20%, 4.816%, 8/25/70 (1)	1,334	1,334
Verus Securitization Trust, Series 2026-6, Class A1, CMO, ARM, 5.513%, 7/27/71 (1)	5,760	5,752
		50,039
Commercial Mortgage-Backed Securities 2.3%
Bank, Series 2019-BN17, Class A4, ARM, 3.714%, 4/15/52	385	373
Bank, Series 2026-BNK52, Class A5, ARM, 5.586%, 5/15/69	1,285	1,306
Bank5, Series 2024-5YR10, Class A3, ARM, 5.302%, 10/15/57	500	503
Bank5, Series 2024-5YR8, Class A3, ARM, 5.884%, 8/15/57	10	10
Bank5, Series 2024-5YR8, Class AS, ARM, 6.378%, 8/15/57	2,010	2,056
Bank5, Series 2025-5YR14, Class A3, ARM, 5.646%, 4/15/58	2,495	2,538
Bank5, Series 2026-5YR20, Class A3, ARM, 5.104%, 2/15/59	140	140
Bank5, Series 2026-5YR21, Class A3, ARM, 5.525%, 4/15/59	1,230	1,248
BBCMS Mortgage Trust, Series 2024-5C27, Class A3, ARM, 6.014%, 7/15/57	25	26
Benchmark Mortgage Trust, Series 2019-B12, Class A5, ARM, 3.116%, 8/15/52	555	526
Benchmark Mortgage Trust, Series 2019-B13, Class A4, ARM, 2.952%, 8/15/57	2,735	2,568
Benchmark Mortgage Trust, Series 2022-B36, Class A5, ARM, 4.47%, 7/15/55	2,255	2,159
Benchmark Mortgage Trust, Series 2023-B39, Class A5, ARM, 5.754%, 7/15/56	810	830
Benchmark Mortgage Trust, Series 2024-V5, Class AM, ARM, 6.417%, 1/10/57	695	711
Benchmark Mortgage Trust, Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57	55	57
Benchmark Mortgage Trust, Series 2024-V8, Class A3, ARM, 6.189%, 7/15/57	386	397
Benchmark Mortgage Trust, Series 2025-B41, Class A5, ARM, 5.407%, 7/15/68	540	541
Benchmark Mortgage Trust, Series 2025-V16, Class A3, ARM, 5.439%, 8/15/58	400	404
Benchmark Mortgage Trust, Series 2026-B42, Class A5, ARM, 5.10%, 3/15/59	2,748	2,691
BMO Mortgage Trust, Series 2024-5C5, Class AS, ARM, 6.364%, 2/15/57	490	501

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A, ARM, FRN, 1M TSFR + 1.32%, 5.00%, 1/15/42 (1)	190	190
BX Commercial Mortgage Trust, Series 2026-CSMO, Class A, ARM, FRN, 1M TSFR + 1.40%, 5.076%, 2/15/43 (1)	3,650	3,660
BX Trust, Series 2023-LIFE, Class B, ARM, 5.391%, 2/15/28 (1)	100	97
BX Trust, Series 2025-ROIC, Class A, ARM, FRN, 1M TSFR + 1.14%, 4.82%, 3/15/30 (1)	709	707
BX Trust, Series 2026-CLS, Class B, ARM, FRN, 1M TSFR + 1.70%, 5.376%, 5/15/43 (1)	425	426
CENT Trust, Series 2025-CITY, Class A, ARM, 4.92%, 7/10/40 (1)	2,810	2,784
CONE Commercial Mortgage Trust, Series 2026-DFW3, Class A, ARM, 5.565%, 5/15/43 (1)	3,700	3,658
DBC Mortgage Trust, Series 2025-DBC, Class A, ARM, FRN, 1M TSFR + 1.35%, 5.027%, 11/15/42 (1)	2,505	2,508
Extended Stay America Trust, Series 2025-ESH, Class A, ARM, FRN, 1M TSFR + 1.30%, 4.976%, 10/15/42 (1)	457	458
Five Mortgage Trust, Series 2023-V1, Class A3, ARM, 5.668%, 2/10/56	50	50
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, ARM, 5.467%, 1/13/40 (1)	745	753
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class B, ARM, 5.758%, 1/13/40 (1)	1,340	1,353
Hudson Yards Mortgage Trust, Series 2026-10HY, Class A, ARM, 5.086%, 12/10/39 (1)	235	233
MAD Commercial Mortgage Trust, Series 2025-11MD, Class A, ARM, 4.754%, 10/15/42 (1)	1,480	1,455
Manhattan West Mortgage Trust, Series 2026-2MW, Class A, ARM, 5.321%, 6/10/48 (1)	415	410
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5, ARM, 5.633%, 8/15/58	1,215	1,238
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, ARM, 6.014%, 12/15/56	1,080	1,125
NYC Commercial Mortgage Trust, Series 2026-9W57, Class A, ARM, 5.053%, 6/6/40 (1)	10,105	9,959
SCG Mortgage Trust, Series 2026-PALM, Class A, ARM, FRN, 1M TSFR + 1.27%, 4.90%, 7/15/43 (1)	370	370
SCG Mortgage Trust, Series 2026-PALM, Class B, ARM, FRN, 1M TSFR + 1.50%, 5.13%, 7/15/43 (1)	115	115
TEXAS Commercial Mortgage Trust, Series 2025-TWR, Class A1, ARM, FRN, 1M TSFR + 1.29%, 4.97%, 4/15/42 (1)	2,325	2,322
TX Trust, Series 2024-HOU, Class A, ARM, FRN, 1M TSFR + 1.59%, 5.268%, 6/15/39 (1)	100	100
WB Commercial Mortgage Trust, Series 2024-HQ, Class A, ARM, 5.937%, 3/15/40 (1)	200	200
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, ARM, 3.146%, 12/15/52	600	565
		54,321
Total Non-U.S. Government Mortgage-Backed Securities (Cost $105,250)		104,360
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED SECURITIES 25.4%
U.S. Government Agency Obligations 20.8%
Federal Home Loan Mortgage
1.50%, 2/1/36 - 4/1/41	383	333
2.00%, 8/1/36 - 4/1/52	23,789	19,041
ARM, 2.347%, 11/25/31	390	347
2.50%, 3/1/42 - 1/1/54	37,253	30,711
3.00%, 9/1/32 - 7/1/52	22,377	19,346
3.50%, 10/1/47 - 7/1/52	6,469	5,765
3.71%, 9/25/32	165	155
ARM, 3.97%, 4/25/31	4,215	4,082

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 11/1/37 - 11/1/52	8,526	7,897
ARM, 4.13%, 3/25/31	1,805	1,763
ARM, 4.163%, 10/25/30	1,430	1,402
ARM, 4.22%, 12/25/30	2,205	2,163
4.25%, 6/25/31 - 4/25/33	8,970	8,739
4.32%, 9/25/30 - 3/25/36	4,460	4,302
ARM, 4.34%, 9/25/30	1,325	1,308
ARM, 4.361%, 5/25/30	1,335	1,320
4.40%, 10/25/30	730	722
ARM, 4.421%, 5/25/30	3,115	3,088
4.43%, 2/25/33	125	122
4.50%, 11/1/52 - 10/1/53	1,416	1,340
ARM, 4.60%, 9/25/35	2,395	2,332
ARM, 4.85%, 1/25/30	4,435	4,456
5.00%, 11/25/28 - 11/1/55	10,533	10,324
ARM, 5.355%, 1/25/29	5,025	5,096
5.50%, 4/1/53 - 12/1/55	27,122	26,981
6.00%, 2/1/53 - 1/1/56	15,078	15,323
6.50%, 5/1/54 - 10/1/54	2,171	2,247
7.00%, 6/1/54	116	122
Federal National Mortgage Assn.
1.50%, 10/1/36 - 1/1/42	5,240	4,627
2.00%, 9/1/36 - 3/1/52	73,830	59,520
2.50%, 7/1/30 - 1/1/61	21,523	17,769
3.00%, 1/1/35 - 8/1/52	12,268	10,810
3.50%, 1/1/33 - 8/1/53	20,280	18,149
4.00%, 11/1/39 - 6/1/53	7,748	7,140
4.50%, 4/1/41 - 1/1/55	16,117	15,248
5.00%, 11/1/44 - 3/1/56	21,300	20,676
5.50%, 5/1/44 - 10/1/55	14,695	14,609
6.00%, 12/1/52 - 11/1/55	18,451	18,753
6.50%, 5/1/54 - 8/1/55	5,493	5,672
FREMF Mortgage Trust, 4.00%, 3/25/31	1,280	1,242
UMBS, TBA (6)
2.00%, 8/18/41 - 8/13/56	20,375	16,188
2.50%, 8/18/41 - 8/13/56	15,430	13,045
3.00%, 8/13/56	7,655	6,510
3.50%, 8/13/56	8,190	7,253
4.00%, 8/13/56	16,815	15,321
4.50%, 8/13/56	5,795	5,440
5.00%, 8/13/56	18,150	17,513
5.50%, 8/13/56	13,870	13,720
6.00%, 8/13/56	8,515	8,604
6.50%, 8/13/56	4,550	4,688
		483,324

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Government Obligations 4.6%
Government National Mortgage Assn.
1.50%, 5/20/37	31	28
2.00%, 1/20/51 - 3/20/52	14,311	11,469
2.50%, 8/20/50 - 4/20/52	21,384	17,869
3.00%, 6/20/45 - 4/20/52	9,606	8,354
3.50%, 6/20/46 - 7/20/52	8,107	7,307
4.00%, 10/20/40 - 11/20/52	3,667	3,375
4.50%, 10/20/47 - 6/20/53	10,673	10,123
5.00%, 8/20/47 - 12/20/54	5,990	5,845
5.50%, 8/20/54 - 9/20/54	6,940	6,934
6.00%, 9/20/52 - 12/20/52	2,257	2,307
Government National Mortgage Assn., TBA (6)
4.00%, 8/20/56	3,810	3,447
4.50%, 8/20/56	10,770	10,096
5.00%, 8/20/56	8,610	8,332
5.50%, 8/20/56	9,720	9,654
6.00%, 8/20/56	1,215	1,234
		106,374
Total U.S. Government & Agency Mortgage-Backed Securities (Cost $602,085)		589,698
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING MORTGAGE-BACKED) 30.6%
U.S. Treasury Obligations 30.6%
U.S. Treasury Bonds, 1.75%, 8/15/41	1,710	1,103
U.S. Treasury Bonds, 2.00%, 8/15/51	1,665	898
U.S. Treasury Bonds, 2.25%, 2/15/52	350	200
U.S. Treasury Bonds, 3.125%, 11/15/41	2,800	2,204
U.S. Treasury Bonds, 3.375%, 8/15/42	115	92
U.S. Treasury Bonds, 3.625%, 2/15/53	205	156
U.S. Treasury Bonds, 3.625%, 5/15/53	3,180	2,416
U.S. Treasury Bonds, 3.875%, 2/15/43	140	119
U.S. Treasury Bonds, 3.875%, 5/15/43	2,355	2,001
U.S. Treasury Bonds, 4.125%, 8/15/44	735	638
U.S. Treasury Bonds, 4.25%, 8/15/54	190	161
U.S. Treasury Bonds, 4.25%, 2/15/54	350	297
U.S. Treasury Bonds, 4.375%, 5/15/40	7,100	6,660
U.S. Treasury Bonds, 4.50%, 11/15/54	44,460	39,396
U.S. Treasury Bonds, 4.625%, 5/15/44	210	195
U.S. Treasury Bonds, 4.625%, 11/15/55	8,500	7,692
U.S. Treasury Bonds, 4.625%, 11/15/45	10,200	9,406
U.S. Treasury Bonds, 4.625%, 2/15/55	11,625	10,515
U.S. Treasury Bonds, 4.625%, 2/15/46	41,500	38,238
U.S. Treasury Bonds, 4.625%, 11/15/44	43,960	40,704
U.S. Treasury Bonds, 4.75%, 11/15/53	265	244
U.S. Treasury Bonds, 4.75%, 5/15/55	11,495	10,615

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
U.S. Treasury Bonds, 4.75%, 8/15/55	13,800	12,746
U.S. Treasury Bonds, 4.75%, 2/15/45	23,100	21,714
U.S. Treasury Bonds, 4.75%, 2/15/56	30,100	27,824
U.S. Treasury Bonds, 4.875%, 8/15/45	32,820	31,287
U.S. Treasury Bonds, 5.00%, 5/15/45	11,650	11,288
U.S. Treasury Notes, 1.25%, 8/15/31	590	506
U.S. Treasury Notes, 3.375%, 5/15/33	565	526
U.S. Treasury Notes, 3.50%, 2/15/33	200	188
U.S. Treasury Notes, 3.50%, 9/30/29	1,300	1,268
U.S. Treasury Notes, 3.50%, 10/15/28 (7)	5,500	5,408
U.S. Treasury Notes, 3.50%, 11/30/30	30,300	29,223
U.S. Treasury Notes, 3.50%, 12/15/28	50,000	49,098
U.S. Treasury Notes, 3.625%, 8/31/29	570	558
U.S. Treasury Notes, 3.625%, 5/31/28	800	791
U.S. Treasury Notes, 3.625%, 8/15/28	2,500	2,468
U.S. Treasury Notes, 3.625%, 10/31/30	4,100	3,977
U.S. Treasury Notes, 3.625%, 9/30/30	13,990	13,581
U.S. Treasury Notes, 3.625%, 12/31/30 (7)	16,800	16,276
U.S. Treasury Notes, 3.625%, 8/31/30	21,580	20,961
U.S. Treasury Notes, 3.75%, 12/31/28	195	193
U.S. Treasury Notes, 3.75%, 1/31/31	5,200	5,060
U.S. Treasury Notes, 3.875%, 8/15/34	230	218
U.S. Treasury Notes, 3.875%, 6/30/30	5,700	5,595
U.S. Treasury Notes, 3.875%, 4/30/30	8,000	7,862
U.S. Treasury Notes, 3.875%, 3/31/31	13,945	13,630
U.S. Treasury Notes, 3.875%, 4/30/31	24,400	23,838
U.S. Treasury Notes, 3.875%, 5/15/29	25,000	24,709
U.S. Treasury Notes, 3.875%, 3/15/28	38,400	38,178
U.S. Treasury Notes, 4.00%, 2/29/28	1,130	1,126
U.S. Treasury Notes, 4.00%, 11/15/35	4,700	4,456
U.S. Treasury Notes, 4.00%, 5/31/30	15,400	15,193
U.S. Treasury Notes, 4.00%, 3/31/30	18,000	17,774
U.S. Treasury Notes, 4.00%, 2/28/30	45,005	44,464
U.S. Treasury Notes, 4.125%, 11/30/29	1,950	1,936
U.S. Treasury Notes, 4.125%, 5/31/31	9,400	9,280
U.S. Treasury Notes, 4.125%, 2/15/36	13,100	12,523
U.S. Treasury Notes, 4.25%, 2/15/28	1,195	1,195
U.S. Treasury Notes, 4.25%, 2/28/29	1,345	1,343
U.S. Treasury Notes, 4.25%, 8/15/35	9,100	8,813
U.S. Treasury Notes, 4.25%, 11/15/34	12,570	12,232
U.S. Treasury Notes, 4.25%, 1/31/30	37,305	37,162
U.S. Treasury Notes, 4.375%, 12/31/29	250	250
		710,668
Total U.S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost $736,497)		710,668

T. ROWE PRICE QM U.S. BOND ETF

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 6.6%
Money Market Funds 6.6%
T. Rowe Price Government Reserve Fund, 3.72% (8)(9)	153,198	153,198
		153,198
Total Short-Term Investments (Cost $153,198)		153,198
SECURITIES LENDING COLLATERAL 0.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.70% (8)(9)	6,375	6,375
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		6,375
Total Securities Lending Collateral (Cost $6,375)		6,375
Total Investments in Securities 105.8% of Net Assets (Cost $2,507,678)		$2,455,536
Other Assets Less Liabilities (5.8%)		(134,428)
Net Assets 100.0%		$2,321,108

‡	Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $317,997 and represents 13.7% of net assets.

(2)
Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(3)	All or a portion of this security is on loan at July 31, 2026.
(4)	When-issued security.
(5)	Insured by Build America Mutual Assurance Company
(6)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $141,045 and represents 6.1% of net assets.
(7)	At July 31, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(8)	Seven-day yield
(9)	Affiliated Companies

1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
ARM
Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.

CDA	Community Development Administration/Authority
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation

T. ROWE PRICE QM U.S. BOND ETF

July 31, 2026 Unaudited

HEFA	Health & Educational Facility Authority
HHEFA	Health & Higher Educational Facility Authority
PFA	Public Finance Authority/Agency
SOFR30A	30-day Average term SOFR (Secured Overnight Financing Rate)
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR
Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. BOND ETF

(Amounts in 000s)

SWAPS 0.1%

Description	Notional Amount	$ Value	Initial $ Value	Unrealized $ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S45, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 12/20/30	67,450	1,468	1,260	208
Protection Sold (Relevant Credit: Markit CDX.NA.IG.S46, 5 Year Index), Receive 1.00% Quarterly, Pay upon credit default, 6/20/31	67,700	1,476	1,131	345
Total Centrally Cleared Credit Default Swaps, Protection Sold				553
Net payments (receipts) of variation margin to date				$(553)
Variation margin receivable (payable) on centrally cleared swaps				$—

T. ROWE PRICE QM U.S. BOND ETF

FUTURES CONTRACTS
($000s)

	Expiration Date	Notional Amount	Value and Unrealized Gain (Loss)
Long, 154 Ultra U.S. Treasury Bonds contracts	09/26	17,369	$(477)
Long, 54 Ultra U.S. Treasury Notes ten year contracts	09/26	5,996	(72)
Long, 350 U.S. Treasury Notes five year contracts	09/26	37,424	(332)
Short, 23 U.S. Treasury Notes two year contracts	09/26	(4,747)	18
Net payments (receipts) of variation margin to date			—
Variation margin receivable (payable) on open futures contracts			$(863)

T. ROWE PRICE QM U.S. BOND ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$1,937++
T. Rowe Price Treasury Reserve Fund	—	—	— ++
Totals	$— #	$—	$1,937+

Supplementary Investment Schedule
Affiliate	Value 10/31/25	Purchase Cost	Sales Cost	Value 7/31/26
T. Rowe Price Government Reserve Fund	$58,096	¤	¤	$153,198
T. Rowe Price Treasury Reserve Fund	—	¤	¤	6,375
	Total			$159,573^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $1,937 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $159,573.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE QM U.S. BOND ETF

Unaudited
 NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The QM U.S. Bond ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE QM U.S. BOND ETF

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$2,295,963	$—	$2,295,963
Short-Term Investments	153,198	—	—	153,198
Securities Lending Collateral	6,375	—	—	6,375
Total	159,573	2,295,963	—	2,455,536
Swaps*	—	553	—	553
Futures Contracts*	18	—	—	18
Total	$159,591	$2,296,516	$—	$2,456,107
Liabilities
Futures Contracts*	$881	$—	$—	$881

[1]
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities,
Non-U.S. Government Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and
U.S. Government Agency Obligations (Excluding Mortgage-Backed).

*
The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable)
at that date.

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic

T. ROWE PRICE QM U.S. BOND ETF

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF989-054Q3
07/26